United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Hermes Income Securities Trust _______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/24

Date of Reporting Period: 04/30/24

Item 1.	Reports to Stockholders

Annual Shareholder Report
April 30, 2024

Share Class | Ticker	Institutional | FIIFX	Service | INISX

Federated Hermes Intermediate Corporate Bond Fund
Fund Established 1993

A Portfolio of Federated Hermes Income Securities Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from May 1, 2023 through April 30, 2024. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Intermediate Corporate Bond Fund (the “Fund”), based on net asset value for the 12-month reporting period ended April 30, 2024, was 1.88% for the Institutional Shares and 1.62% for the Service Shares. The total return of the Bloomberg US Intermediate Credit Index (BICI),1 a broad-based securities market index, was 2.40% during the same period. The total return of the Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB),2 a peer group average for the Fund, was 0.52% during the same period. The Fund’s and the LCDBBB’s total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses which were not reflected in the total return of the BICI.
During the reporting period, the most significant factors affecting the Fund’s performance relative to the BICI were: (a) the selection of various industries and sectors of the corporate bond market, (b) the overall interest rate sensitivity of the portfolio as measured by the effective duration3 of the Fund, and (c) security selection.
The following discussion will focus on the performance of the Fund’s Institutional Shares relative to the BICI.
MARKET OVERVIEW
Following the prior reporting period that included sustained rate increases and after a 25-basis point increase each in May and July 2023, the Federal Reserve (the “Fed”) assumed a neutral rate posture and held the federal funds target rate constant through the remainder of the reporting period. The Fed maintained this steady stance as it expected tighter financial conditions to continue to gradually slow inflation towards its 2% target.
Despite tighter conditions, economic growth remained resilient. Throughout the fiscal year, the Fed upgraded 2023 U.S. economic projections and decreased its inflation expectations (GDP from 0.4% to 2.6%, unemployment from 4.5% to 3.8% and core inflation from 3.9% to 3.2%). Although the Fed’s rate posture was steady, market expectations for future Fed moves were anything but. Expectations for future rate cuts ebbed and flowed with the strength or weakness of economic data and around Fed meetings.
At the final meeting of the calendar year in December 2023, in its Summary of Economic Projections for 2024, the Fed called for three rate cuts, up from two at its September update, inflation and economic growth to slow, and unemployment to rise slightly from 3.8% to 4.1%. Fed Chair Powell also surprised markets with his dovish view of Fed policy. He explained that since Fed policy works with a lag, the Fed would not wait to achieve its 2% inflation
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1

target before cutting the federal funds target rate since that would cause the Fed to overshoot. This was distinctly different from statements earlier in the period and furthered the growing consensus of a “soft landing” scenario and bolstered market rate cut expectations.
During the first calendar quarter of 2024 however, calming and consistent words from the Fed helped markets overcome their tendency to overreact, bringing them back in sync with Fed projections. Excessive optimism in late December and into January had markets pricing in more than six Fed rate cuts by the end of 2024, well above the Fed’s three-cut projection from September.
In March 2024, at the final meeting of the reporting period, the Fed affirmed its commitment to its 2% inflation target and its desire to cut rates, even with higher projected growth in 2024, a slightly lower unemployment rate and higher core inflation. Fed Chair Powell reiterated that inflation’s path is going to be bumpy and that is why the Fed is moving carefully to get inflation down sustainably.
As an indication of rate volatility, the 10-year Treasury yield started the period at 3.42%, increased as high as 4.99% in October, declined back to 3.80% amidst aggressive market rate cut expectations in December and ended the period at 4.68%.4 Credit spreads as measured by the Bloomberg US Intermediate Credit Index Option Adjusted Spread started the period at 110 basis points, widened to as high as 122 basis points in May, and subsequently closed at the period low of 71 basis points.
Sector Allocation
The decision to overweight or underweight positions to specific corporate sectors and/or ratings quality was a positive contributor to performance relative to the BICI. The Fund was underweight the more defensive non-corporate components which underperformed the BICI during the year, and so added to performance. Within the corporate space, the Fund had overweight positions in the Energy and REITs sectors, which outperformed the BICI and thus were additive to performance. In contrast, an underweight position in the Banking sector, which outperformed, and an overweight position in the Consumer Non-Cyclicals sector, which underperformed, detracted from performance.
Duration And derivatives management
Duration was the largest driver of negative performance. On average, the Fund was slightly long duration relative to the BICI in a period of rising rates. For the year, on average, the Fund was 102% of the interest-rate-sensitivity of the BICI, which detracted from performance as interest rates rose.
Derivatives, specifically U.S. Treasury futures5 that were used to adjust duration targets, had a negative effect on Fund performance during the reporting period.
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2

SECURITY SELECTION
Over the reporting period, security selection was a neutral contributor to performance with contributions from Banking, Capital Goods and Consumer Non-Cyclical sector selections offset by weaker selections in the Communications, Electric and Energy sectors. Specific Fund holdings that contributed the most to Fund performance included Inter-American Development Bank, Deere & Company and Intel. Conversely, Fund holdings that most negatively affected Fund performance included PNC, Anheuser-Busch and Lockheed Martin.
1
Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BICI.
2
Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Lipper peer group.
3
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than other securities of shorter durations.
4
Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
5
The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
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3

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Intermediate Corporate Bond Fund (the “Fund”) from April 30, 2014 to April 30, 2024, compared to the Bloomberg US Intermediate Credit Index (BICI)2 and the Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB).3 The Average Annual Total Returns table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of April 30, 2024

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses.
Average Annual Total Returns for the Period Ended 4/30/2024
	1 Year	5 Years	10 Years
Institutional Shares	1.88%	1.29%	1.95%
Service Shares	1.62%	1.04%	1.69%
BICI	2.40%	1.41%	2.10%
LCDBBB	0.52%	0.62%	1.87%
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4

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedHermes.com/us or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
The Fund’s performance assumes the reinvestment of all dividends and distributions. The BICI and LCDBBB have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2
The BICI measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related bond markets. The index only includes securities with a maturity between one and ten years. It is composed of the Bloomberg US Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities. The BICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. The Lipper figures in the Growth of a $10,000 Investment line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
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Portfolio of Investments Summary Table (unaudited)
At April 30, 2024, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	96.3%
Derivative Contracts[2]	(0.1)%
Cash Equivalents[3]	3.1%
Other Assets and Liabilities—Net[4]	0.7%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
April 30, 2024
Principal Amount or Shares		Value
	CORPORATE BONDS— 96.3%
	Basic Industry - Chemicals— 0.1%
$ 400,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$380,539
	Basic Industry - Metals & Mining— 0.8%
450,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	397,002
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	167,905
600,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.750%, 4/5/2034	592,740
410,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	378,751
800,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 5.371%, 4/4/2029	785,981
750,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 6.125%, 10/6/2028	759,834
	TOTAL	3,082,213
	Basic Industry - Paper— 0.3%
1,000,000	Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 144A, 5.200%, 1/15/2030	976,748
50,000	Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	55,416
	TOTAL	1,032,164
	Capital Goods - Aerospace & Defense— 3.2%
300,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	283,408
280,000	BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	272,073
200,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	177,964
1,590,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	1,449,633
500,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	429,870
1,725,000	Boeing Co., Sr. Unsecd. Note, 5.150%, 5/1/2030	1,632,180
500,000	Boeing Co., Sr. Unsecd. Note, 144A, 6.528%, 5/1/2034	504,140
600,000	GE Capital Funding LLC, Sr. Unsecd. Note, 4.400%, 5/15/2030	557,315
410,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	380,801
580,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	468,043
325,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	317,517
1,175,000	Lockheed Martin Corp., Sr. Unsecd. Note, 1.850%, 6/15/2030	968,044
1,175,000	Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	1,142,026
500,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.450%, 5/15/2028	486,885
600,000	Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	568,871
1,450,000	RTX Corp, Sr. Unsecd. Note, 4.125%, 11/16/2028	1,378,568
600,000	RTX Corp, Sr. Unsecd. Note, 5.000%, 2/27/2026	595,354
240,000	RTX Corp, Sr. Unsecd. Note, 5.150%, 2/27/2033	233,001
300,000	Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	291,345
	TOTAL	12,137,038
	Capital Goods - Building Materials— 0.7%
1,100,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	994,251
325,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	305,709
465,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	475,326
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Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Capital Goods - Building Materials— continued
$290,000	Masco Corp., Sr. Unsecd. Note, 1.500%, 2/15/2028	$250,073
520,000	Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	416,591
200,000	Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	185,673
	TOTAL	2,627,623
	Capital Goods - Construction Machinery— 1.2%
1,000,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	906,354
405,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	388,051
500,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	457,047
1,000,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	962,953
500,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 5.450%, 10/14/2025	498,977
595,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	566,870
710,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	657,034
	TOTAL	4,437,286
	Capital Goods - Diversified Manufacturing— 1.1%
975,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.100%, 3/1/2027	873,756
475,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	396,222
555,000	Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	452,712
580,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	516,070
780,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 4.500%, 9/15/2029	751,806
500,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.400%, 4/1/2028	437,152
200,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	194,158
415,000	Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	408,119
	TOTAL	4,029,995
	Communications - Cable & Satellite— 1.8%
1,235,000	CCO Safari II LLC, 4.908%, 7/23/2025	1,218,396
800,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.250%, 1/15/2029	667,975
1,125,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.800%, 4/1/2031	893,848
225,000	Charter Communications, Inc., 4.200%, 3/15/2028	209,358
835,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	774,138
1,040,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 3/1/2026	1,002,153
1,400,000	Comcast Corp., Sr. Unsecd. Note, 4.150%, 10/15/2028	1,341,126
700,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 10/15/2030	657,612
	TOTAL	6,764,606
	Communications - Media & Entertainment— 1.2%
745,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	708,244
800,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	726,754
575,000	Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	561,383
275,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	270,068
500,000	Netflix, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/15/2030	485,834
220,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	179,751
600,000	Walt Disney Co., Sr. Unsecd. Note, 3.000%, 2/13/2026	575,966
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Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Communications - Media & Entertainment— continued
$625,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.054%, 3/15/2029	$570,270
380,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	380,109
	TOTAL	4,458,379
	Communications - Telecom Wireless— 2.7%
500,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	408,170
865,000	American Tower Corp., Sr. Unsecd. Note, 3.375%, 10/15/2026	821,820
1,620,000	American Tower Corp., Sr. Unsecd. Note, 5.250%, 7/15/2028	1,597,788
680,000	Crown Castle, Inc., Sr. Unsecd. Note, 1.050%, 7/15/2026	615,593
1,480,000	Crown Castle, Inc., Sr. Unsecd. Note, 2.250%, 1/15/2031	1,190,749
1,000,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.300%, 7/1/2030	868,343
1,580,000	T-Mobile USA, Inc., Series WI, 3.750%, 4/15/2027	1,505,942
1,875,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	1,716,464
1,000,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	958,536
350,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.375%, 5/30/2028	339,583
	TOTAL	10,022,988
	Communications - Telecom Wirelines— 2.6%
1,365,000	AT&T, Inc., Sr. Unsecd. Note, 1.650%, 2/1/2028	1,193,129
700,000	AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	638,547
1,110,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	857,146
800,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	669,766
800,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	778,695
1,000,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.300%, 2/15/2034	959,058
220,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	235,706
300,000	Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	237,004
1,450,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.100%, 3/22/2028	1,284,271
435,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	361,201
1,275,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	1,125,710
1,010,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.500%, 11/1/2024	999,259
500,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.500%, 8/10/2033	461,908
	TOTAL	9,801,400
	Consumer Cyclical - Automotive— 5.0%
1,390,000	American Honda Finance Corp., Sr. Unsecd. Note, 4.700%, 1/12/2028	1,365,222
1,550,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	1,417,464
1,090,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.125%, 1/19/2028	1,075,563
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	241,362
1,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.800%, 3/8/2029	982,983
820,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	838,609
320,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	333,119
600,000	General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	572,744
545,000	General Motors Co., Sr. Unsecd. Note, 5.600%, 10/15/2032	535,767
340,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	341,233
675,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	615,474
Annual Shareholder Report
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Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Consumer Cyclical - Automotive— continued
$270,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.400%, 5/8/2027	$268,174
300,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.850%, 4/6/2030	299,123
360,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.000%, 1/9/2028	363,586
2,000,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	1,962,417
1,000,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.680%, 6/26/2028	996,364
375,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 3.250%, 8/1/2024	372,531
725,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	722,902
500,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.375%, 11/26/2025	499,185
600,000	Mercedes-Benz Finance NA LLC, Unsecd. Note, 144A, 4.800%, 3/30/2026	592,917
200,000	Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	180,224
1,500,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, 3.950%, 6/30/2025	1,475,090
1,315,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.800%, 10/16/2025	1,232,476
700,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	653,568
700,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.750%, 11/13/2028	676,913
	TOTAL	18,615,010
	Consumer Cyclical - Retailers— 2.4%
225,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 5.900%, 3/9/2026	224,467
1,575,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	1,406,752
640,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	560,524
410,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	384,575
1,300,000	AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 6/1/2027	1,240,486
580,000	AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	536,880
290,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	272,229
500,000	AutoZone, Inc., Sr. Unsecd. Note, 5.200%, 8/1/2033	486,029
775,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	693,587
700,000	Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	684,486
1,165,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	1,086,802
1,000,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	790,475
665,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	530,059
255,000	Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	249,360
	TOTAL	9,146,711
	Consumer Cyclical - Services— 1.8%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	161,761
470,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.000%, 4/13/2025	459,210
820,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	772,402
1,200,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.300%, 4/13/2027	1,141,382
1,200,000	Amazon.com, Inc., Sr. Unsecd. Note, 4.600%, 12/1/2025	1,189,648
Annual Shareholder Report
10

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Consumer Cyclical - Services— continued
$805,000	Booking Holdings, Inc., Sr. Unsecd. Note, 3.550%, 3/15/2028	$757,029
965,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	930,642
875,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	841,549
225,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 4.000%, 5/1/2032	205,698
179,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	152,628
	TOTAL	6,611,949
	Consumer Non-Cyclical - Food/Beverage— 4.3%
800,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	787,095
1,285,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	1,111,965
1,325,000	Constellation Brands, Inc., Sr. Unsecd. Note, 2.875%, 5/1/2030	1,143,961
1,165,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.600%, 2/15/2028	1,090,923
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	361,249
500,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	497,960
725,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	635,950
1,000,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 2.250%, 3/15/2031	813,778
1,100,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.430%, 6/15/2027	1,039,518
800,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2029	750,051
300,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.050%, 4/15/2032	272,468
1,017,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	971,056
400,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.750%, 4/1/2030	367,747
1,800,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	1,726,685
600,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	562,803
1,600,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	1,427,243
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	229,552
630,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	516,688
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	57,047
600,000	Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	561,390
700,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	668,026
505,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2029	499,903
	TOTAL	16,093,058
	Consumer Non-Cyclical - Health Care— 3.2%
650,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	551,138
500,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	468,607
69,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	68,098
193,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	165,971
750,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.874%, 2/8/2029	732,702
73,696	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	72,585
650,000	CVS Health Corp., Sr. Unsecd. Note, 1.300%, 8/21/2027	568,885
500,000	CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	473,617
480,000	CVS Health Corp., Sr. Unsecd. Note, 5.000%, 2/20/2026	475,386
1,950,000	CVS Health Corp., Sr. Unsecd. Note, 5.000%, 1/30/2029	1,915,794
Annual Shareholder Report
11

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Consumer Non-Cyclical - Health Care— continued
$485,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	$424,357
410,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 5.857%, 3/15/2030	416,353
350,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 5.905%, 11/22/2032	357,413
1,300,000	Haleon US Capital LLC, Sr. Unsecd. Note, 3.375%, 3/24/2027	1,228,133
85,000	HCA, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2027	79,517
1,000,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	982,958
1,450,000	HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	1,409,133
1,700,000	Solventum Corp., Sr. Unsecd. Note, 144A, 5.400%, 3/1/2029	1,668,211
	TOTAL	12,058,858
	Consumer Non-Cyclical - Pharmaceuticals— 4.2%
545,000	Abbott Laboratories, Sr. Unsecd. Note, 1.150%, 1/30/2028	474,239
560,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	541,718
1,140,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	1,076,657
1,060,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	956,523
67,000	AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2045	59,755
1,000,000	AbbVie, Inc., Sr. Unsecd. Note, 4.800%, 3/15/2027	988,192
1,985,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2030	1,967,995
985,000	Amgen, Inc., Sr. Unsecd. Note, 5.507%, 3/2/2026	982,522
600,000	Astrazeneca Finance LLC, Sr. Unsecd. Note, 4.875%, 3/3/2028	593,062
780,000	AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	714,824
1,135,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	1,069,090
1,900,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	1,768,314
185,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	152,805
500,000	Biogen, Inc., Sr. Unsecd. Note, 4.050%, 9/15/2025	488,610
375,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 4.900%, 2/22/2029	369,487
1,000,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 5.200%, 2/22/2034	979,764
152,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	137,993
350,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	339,580
850,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.650%, 5/19/2030	822,228
820,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	654,947
450,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	423,877
300,000	Teva Pharmaceutical Finance Netherlands III B.V., Sr. Unsecd. Note, 3.150%, 10/1/2026	278,193
	TOTAL	15,840,375
	Consumer Non-Cyclical - Products— 0.4%
910,000	Kenvue, Inc., Sr. Unsecd. Note, 5.050%, 3/22/2028	906,881
600,000	Kenvue, Inc., Sr. Unsecd. Note, 5.350%, 3/22/2026	600,766
	TOTAL	1,507,647
	Consumer Non-Cyclical - Supermarkets— 0.0%
150,000	Kroger Co., Sr. Unsecd. Note, 2.650%, 10/15/2026	140,647
Annual Shareholder Report
12

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Consumer Non-Cyclical - Tobacco— 2.0%
$350,000	Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	$343,165
700,000	BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	615,488
1,475,000	BAT Capital Corp., Sr. Unsecd. Note, 3.462%, 9/6/2029	1,319,697
500,000	BAT Capital Corp., Sr. Unsecd. Note, 5.834%, 2/20/2031	500,018
425,000	BAT Capital Corp., Sr. Unsecd. Note, 7.750%, 10/19/2032	471,672
350,000	BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	342,561
1,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/15/2028	983,285
500,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/13/2029	488,291
975,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 11/17/2027	966,220
1,210,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 2/15/2030	1,189,907
140,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.625%, 11/17/2029	141,230
270,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	273,022
	TOTAL	7,634,556
	Energy - Independent— 2.8%
500,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 5/15/2027	475,689
600,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.150%, 1/30/2030	588,682
1,200,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.400%, 4/18/2034	1,166,556
300,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	309,899
1,650,000	Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	1,597,212
1,600,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	1,540,399
500,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	497,986
1,000,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	1,013,340
1,800,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.375%, 9/1/2028	1,841,480
625,000	Ovintiv, Inc., Sr. Unsecd. Note, 5.650%, 5/15/2028	624,590
565,000	Ovintiv, Inc., Sr. Unsecd. Note, 6.250%, 7/15/2033	569,768
525,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	432,546
	TOTAL	10,658,147
	Energy - Integrated— 2.0%
1,750,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.796%, 9/21/2025	1,713,114
900,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.279%, 9/19/2027	844,952
1,425,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 2.650%, 1/15/2032	1,154,050
1,000,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	962,776
1,300,000	Chevron Corp., Sr. Unsecd. Note, 1.554%, 5/11/2025	1,250,635
1,200,000	Chevron U.S.A., Inc., Sr. Unsecd. Note, 1.018%, 8/12/2027	1,052,563
55,000	ConocoPhillips Co., Sr. Unsecd. Note, 2.400%, 3/7/2025	53,610
625,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	596,992
	TOTAL	7,628,692
	Energy - Midstream— 2.5%
250,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	215,060
600,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	579,108
155,000	Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	152,460
Annual Shareholder Report
13

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Energy - Midstream— continued
$900,000	Enbridge, Inc., Sr. Unsecd. Note, 6.200%, 11/15/2030	$927,222
500,000	Energy Transfer LP, Sr. Unsecd. Note, 3.750%, 5/15/2030	451,201
140,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 2/15/2028	139,964
205,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	199,634
300,000	Energy Transfer LP, Sr. Unsecd. Note, 6.100%, 12/1/2028	306,000
175,000	MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	163,124
250,000	MPLX LP, Sr. Unsecd. Note, 4.000%, 3/15/2028	237,047
1,195,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	1,152,353
335,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	275,607
845,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	805,792
450,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	432,939
470,000	ONEOK, Inc., Sr. Unsecd. Note, 5.650%, 11/1/2028	471,634
250,000	ONEOK, Inc., Sr. Unsecd. Note, 6.000%, 6/15/2035	247,687
420,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	426,820
935,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 3.550%, 12/15/2029	841,335
120,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	105,976
750,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	759,721
475,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	450,062
	TOTAL	9,340,746
	Energy - Refining— 0.7%
800,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	792,041
165,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	153,303
965,000	Valero Energy Corp., Sr. Unsecd. Note, 2.150%, 9/15/2027	869,441
800,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	750,835
	TOTAL	2,565,620
	Financial Institution - Banking— 23.7%
1,000,000	American Express Co., Sr. Unsecd. Note, 5.389%, 7/28/2027	994,855
1,000,000	American Express Co., Sub., 5.625%, 7/28/2034	979,012
915,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	899,212
2,725,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	2,292,534
2,160,000	Bank of America Corp., Sr. Unsecd. Note, 4.571%, 4/27/2033	1,991,977
1,000,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	972,883
1,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.197%, 10/24/2026	934,462
800,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.456%, 10/22/2025	787,030
1,750,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	1,521,592
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.559%, 4/23/2027	479,924
2,240,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	2,138,459
960,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 2.050%, 1/26/2027	883,564
1,000,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	960,439
1,200,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 6.317%, 10/25/2029	1,240,546
1,400,000	Capital One Financial Corp., Sr. Unsecd. Note, 5.817%, 2/1/2034	1,355,749
Annual Shareholder Report
14

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$1,475,000		Citigroup, Inc., 4.125%, 7/25/2028	$1,389,478
500,000		Citigroup, Inc., Sr. Unsecd. Note, 1.122%, 1/28/2027	461,571
2,500,000		Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	2,092,177
1,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.106%, 4/8/2026	974,630
1,325,000		Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	1,251,198
750,000		Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	717,056
825,000		Citigroup, Inc., Sub., 6.174%, 5/25/2034	819,122
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	240,287
790,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	652,634
890,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	871,890
385,000	[1]	Citizens Financial Group, Inc., Sr. Unsecd. Note, 6.645% (SOFR +2.325%), 4/25/2035	386,247
785,000		Comerica, Inc., 3.800%, 7/22/2026	743,675
460,000		Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	446,830
1,000,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	982,554
500,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.550%, 5/5/2027	456,936
1,425,000		Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	1,436,895
400,000		Fifth Third Bank, Sr. Unsecd. Note, 5.852%, 10/27/2025	399,402
300,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	295,108
1,225,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.431%, 3/9/2027	1,132,294
850,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	671,341
1,350,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	1,123,575
800,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	760,506
2,075,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	1,963,658
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.750%, 2/25/2026	242,446
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.561%, 10/24/2034	526,492
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 1.093%, 12/9/2026	463,642
700,000		Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	685,328
330,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 6.208%, 8/21/2029	331,490
500,000		Huntington National Bank, Sr. Unsecd. Note, 4.008%, 5/16/2025	499,223
650,000		Huntington National Bank, Sr. Unsecd. Note, 5.650%, 1/10/2030	638,631
1,250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	1,163,586
1,100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.083%, 4/22/2026	1,060,784
2,025,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.545%, 11/8/2032	1,643,603
1,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.739%, 10/15/2030	1,301,257
800,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	665,000
1,600,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	1,526,886
350,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.586%, 4/26/2033	325,856
385,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.012%, 1/23/2030	375,828
1,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.299%, 7/24/2029	1,484,467
415,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.581%, 4/22/2030	414,782
200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.254%, 10/23/2034	207,207
Annual Shareholder Report
15

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$1,100,000		KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	$1,082,531
535,000		M&T Bank Corp., Sr. Unsecd. Note, 4.553%, 8/16/2028	504,638
625,000		M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	562,949
945,000		M&T Bank Corp., Sr. Unsecd. Note, 7.413% (SOFR +2.800%), 10/30/2029	980,169
850,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.700%, 1/27/2028	804,974
750,000		Morgan Stanley, Sr. Unsecd. Note, 0.790%, 5/30/2025	746,503
1,160,000		Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	1,074,478
350,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	334,668
1,880,000		Morgan Stanley, Sr. Unsecd. Note, 5.123%, 2/1/2029	1,850,840
300,000		Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	287,985
1,195,000		Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	1,163,040
500,000		Morgan Stanley, Sr. Unsecd. Note, 6.342%, 10/18/2033	518,796
1,950,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	1,551,249
1,250,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 3.622%, 4/1/2031	1,123,842
800,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	791,910
1,125,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.150%, 5/19/2027	1,056,568
1,850,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.068%, 1/24/2034	1,742,939
575,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	572,562
310,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	303,842
92,698	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	38,933
1,200,000		State Street Corp., Sr. Unsecd. Note, 5.159%, 5/18/2034	1,160,167
600,000		State Street Corp., Sub., 6.123%, 11/21/2034	608,714
1,550,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	1,480,627
600,000		Synovus Financial Corp., Sr. Unsecd. Note, 5.200%, 8/11/2025	588,573
725,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.125%, 8/3/2027	632,542
1,250,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.123%, 6/6/2028	1,194,094
1,785,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	1,663,978
375,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 7.161%, 10/30/2029	392,772
1,250,000		US Bancorp, Sr. Unsecd. Note, 4.653%, 2/1/2029	1,205,044
500,000		US Bancorp, Sr. Unsecd. Note, 5.384%, 1/23/2030	493,183
200,000		US Bancorp, Sr. Unsecd. Note, 5.727%, 10/21/2026	199,985
250,000		US Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	250,547
425,000		US Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	420,262
500,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	391,697
1,175,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	1,073,847
360,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	347,162
500,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	485,875
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.557%, 7/25/2034	975,185
1,100,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.574%, 7/25/2029	1,096,816
500,000		Wells Fargo & Co., Sr. Unsecd. Note, 6.491%, 10/23/2034	520,798
1,395,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	1,268,568
1,450,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	1,227,325
Annual Shareholder Report
16

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Financial Institution - Banking— continued
$2,100,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	$1,977,168
	TOTAL	89,006,155
	Financial Institution - Broker/Asset Mgr/Exchange— 1.4%
500,000	Charles Schwab Corp., Sr. Unsecd. Note, 3.300%, 4/1/2027	472,488
900,000	FMR LLC, Bond, 144A, 7.570%, 6/15/2029	992,911
220,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	213,153
965,000	Jefferies Financial Group LLC, Sr. Unsecd. Note, 5.875%, 7/21/2028	961,498
1,600,000	Jefferies Group LLC, Sr. Unsecd. Note, 2.625%, 10/15/2031	1,272,228
250,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	250,813
165,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	156,879
840,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	809,204
	TOTAL	5,129,174
	Financial Institution - Finance Companies— 1.4%
505,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	470,679
335,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	298,891
1,000,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.300%, 1/30/2032	835,218
675,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	651,812
400,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	381,077
700,000	Air Lease Corp., Sr. Unsecd. Note, 1.875%, 8/15/2026	641,704
625,000	Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	583,205
700,000	Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	689,622
140,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	140,376
710,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	725,560
	TOTAL	5,418,144
	Financial Institution - Insurance - Health— 1.7%
900,000	Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	786,421
1,200,000	Elevance Health, Inc., Sr. Unsecd. Note, 2.375%, 1/15/2025	1,172,451
1,335,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.900%, 2/8/2026	1,319,051
1,175,000	The Cigna Group, Sr. Unsecd. Note, 5.685%, 3/15/2026	1,174,059
300,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.250%, 1/15/2026	280,219
1,500,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.950%, 10/15/2027	1,392,862
405,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	397,199
	TOTAL	6,522,262
	Financial Institution - Insurance - Life— 1.4%
500,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	460,950
275,000	Corebridge Financial, Inc., Sr. Unsecd. Note, 5.750%, 1/15/2034	270,307
500,000	CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	491,029
625,000	CoreBridge Global Funding, Sr. Note, 144A, 0.650%, 6/17/2024	620,820
Annual Shareholder Report
17

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Insurance - Life— continued
$1,000,000		CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	$1,006,130
1,650,000		Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	1,426,133
148,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	177,332
280,000	[1]	MetLife, Inc., Jr. Sub. Note, 10.750% (3-month USLIBOR +7.548%), 8/1/2039	370,390
300,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	324,198
		TOTAL	5,147,289
		Financial Institution - Insurance - P&C— 0.9%
1,000,000		Aon North America, Inc., Sr. Unsecd. Note, 5.300%, 3/1/2031	984,311
300,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	299,754
1,200,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/3/2026	1,153,782
250,000		CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	233,924
400,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	496,454
		TOTAL	3,168,225
		Financial Institution - REIT - Apartment— 0.7%
500,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 11/15/2024	494,305
470,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	444,687
595,000		Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	513,831
300,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	299,158
470,000		Mid-America Apartment Communities LP, Sr. Unsub. Note, 1.700%, 2/15/2031	369,069
750,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 6/15/2033	554,237
		TOTAL	2,675,287
		Financial Institution - REIT - Healthcare— 1.0%
250,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	245,238
445,000		Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	343,855
200,000		Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	170,560
1,135,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	1,097,808
765,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	642,702
925,000		Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	812,960
600,000		Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2028	572,042
		TOTAL	3,885,165
		Financial Institution - REIT - Office— 1.0%
1,345,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	988,647
1,000,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	944,665
700,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.700%, 7/1/2030	663,852
135,000		Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	112,306
570,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	400,787
750,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 9.250%, 7/20/2028	791,839
		TOTAL	3,902,096
Annual Shareholder Report
18

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Financial Institution - REIT - Other— 0.3%
$300,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	$288,406
460,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	373,711
300,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	276,806
	TOTAL	938,923
	Financial Institution - REIT - Retail— 1.2%
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	218,869
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	210,465
700,000	Kimco Realty Corp., Sr. Unsecd. Note, 4.600%, 2/1/2033	640,981
1,000,000	Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	1,035,243
500,000	Regency Centers LP, Sr. Unsecd. Note, 3.600%, 2/1/2027	477,488
1,700,000	Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	1,529,844
250,000	Regency Centers LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	249,107
	TOTAL	4,361,997
	Sovereign— 0.2%
640,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	664,967
	Technology— 6.4%
1,250,000	Apple, Inc., Sr. Unsecd. Note, 1.800%, 9/11/2024	1,233,835
700,000	Apple, Inc., Sr. Unsecd. Note, 3.000%, 11/13/2027	656,153
1,000,000	Apple, Inc., Sr. Unsecd. Note, 3.250%, 2/23/2026	966,662
340,000	Automatic Data Processing, Inc., Sr. Unsecd. Note, 3.375%, 9/15/2025	331,516
585,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	561,527
585,000	Broadcom, Inc., Sr. Unsecd. Note, 3.150%, 11/15/2025	563,775
625,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	584,672
250,000	CDW LLC/ CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	231,862
1,000,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.800%, 2/26/2027	991,827
490,000	Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	493,678
350,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.300%, 10/1/2029	346,593
125,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	125,776
410,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	402,448
500,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	425,838
350,000	Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	348,164
1,165,000	Fiserv, Inc., Sr. Unsecd. Note, 5.450%, 3/2/2028	1,161,969
320,000	Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	317,175
255,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	233,993
320,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	295,537
600,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	549,485
290,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	247,275
500,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	410,924
1,000,000	Intel Corp., Sr. Unsecd. Note, 5.000%, 2/21/2031	976,476
300,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	263,276
500,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.550%, 10/30/2024	497,821
600,000	KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	573,618
Annual Shareholder Report
19

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Technology— continued
$460,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	$437,238
535,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	526,000
500,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.185%, 2/15/2027	482,834
725,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	683,284
550,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	511,120
2,120,000	Oracle Corp., Sr. Unsecd. Note, 6.150%, 11/9/2029	2,186,955
2,140,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	1,751,800
795,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	763,933
825,000	S&P Global, Inc., Sr. Unsecd. Note, 2.900%, 3/1/2032	698,207
250,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	246,076
600,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	609,045
145,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	118,940
475,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	447,732
490,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	474,857
315,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	286,509
	TOTAL	24,016,405
	Transportation - Airlines— 0.1%
175,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	174,033
	Transportation - Railroads— 0.4%
350,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	319,331
300,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	266,050
575,000	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	529,378
550,000	Union Pacific Corp., Sr. Unsecd. Note, 4.750%, 2/21/2026	545,546
	TOTAL	1,660,305
	Transportation - Services— 2.3%
1,100,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	1,080,860
785,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	716,479
565,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	448,386
515,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	479,556
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	229,600
1,575,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	1,539,101
1,355,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	1,351,940
650,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	595,822
975,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 4.300%, 6/15/2027	939,244
250,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.250%, 6/1/2028	247,860
885,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	890,135
	TOTAL	8,518,983
Annual Shareholder Report
20

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Utility - Electric— 5.1%
$310,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	$300,868
500,000	Alabama Power Co., Sr. Unsecd. Note, Series 20-A, 1.450%, 9/15/2030	394,859
1,500,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	1,245,877
345,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 1.450%, 6/1/2026	317,544
350,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	342,261
935,000	Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	891,934
660,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 12/8/2025	654,408
600,000	EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	523,095
600,000	EDP Finance B.V., Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	597,250
575,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	577,491
190,000	Emera US Finance LP, Sr. Unsecd. Note, 0.833%, 6/15/2024	188,661
1,300,000	Enel Finance America LLC, Sr. Unsecd. Note, 144A, 7.100%, 10/14/2027	1,355,917
685,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 1.375%, 7/12/2026	626,352
500,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	494,529
700,000	EverSource Energy, Sr. Unsecd. Note, 5.450%, 3/1/2028	694,613
855,000	Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	789,576
240,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	226,079
675,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 4.450%, 3/13/2026	664,084
500,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 5.450%, 10/30/2025	499,307
1,115,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.625%, 7/15/2027	1,086,265
500,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.900%, 2/28/2028	489,470
1,975,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.000%, 2/28/2030	1,930,510
360,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 6.051%, 3/1/2025	360,776
590,000	NiSource, Inc., Sr. Unsecd. Note, 3.600%, 5/1/2030	531,658
60,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	59,361
245,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	215,601
1,200,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	1,144,592
250,000	Southern Co., Sr. Unsecd. Note, Series A, 3.700%, 4/30/2030	226,376
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	134,700
585,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 4.750%, 1/15/2028	573,755
850,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	841,264
	TOTAL	18,979,033
	Utility - Natural Gas— 0.1%
300,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	297,990
	TOTAL CORPORATE BONDS (IDENTIFIED COST $372,347,958)	361,082,680
Annual Shareholder Report
21

Principal Amount or Shares		Value
	INVESTMENT COMPANY— 3.1%
11,812,786	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.34%[3] (IDENTIFIED COST $11,812,196)	$11,812,786
	TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $384,160,154)[4]	372,895,466
	OTHER ASSETS AND LIABILITIES - NET—0.6%[5]	2,200,525
	TOTAL NET ASSETS—100%	$375,095,991
At April 30, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
United States Treasury Notes 10-Year Long Futures	40	$4,297,500	June 2024	$(117,590)
United States Treasury Notes 10-Year Ultra Long Futures	50	$5,510,938	June 2024	$(179,135)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(296,725)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2024, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 4/30/2023	$9,541,346
Purchases at Cost	$201,726,060
Proceeds from Sales	$(199,454,279)
Change in Unrealized Appreciation/Depreciation	$103
Net Realized Gain/(Loss)	$(444)
Value as of 4/30/2024	$11,812,786
Shares Held as of 4/30/2024	11,812,786
Dividend Income	$598,201

1	Floating/variable note with current rate and current maturity or next reset date shown.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $384,214,922.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
22

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$361,043,747	$38,933	$361,082,680
Investment Company	11,812,786	—	—	11,812,786
TOTAL SECURITIES	$11,812,786	$361,043,747	$38,933	$372,895,466
Other Financial Instruments:[1]
Liabilities	$(296,725)	$—	$—	$(296,725)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(296,725)	$—	$—	$(296,725)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended April 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.47	$8.60	$9.60	$9.29	$9.04
Income From Investment Operations:
Net investment income (loss)[1]	0.33	0.25	0.18	0.23	0.27
Net realized and unrealized gain (loss)	(0.18)	(0.15)	(0.90)	0.33	0.24
Total From Investment Operations	0.15	0.10	(0.72)	0.56	0.51
Less Distributions:
Distributions from net investment income	(0.33)	(0.23)	(0.18)	(0.23)	(0.26)
Distributions from net realized gain	—	(0.00)[2]	(0.10)	(0.02)	—
Total Distributions	(0.33)	(0.23)	(0.28)	(0.25)	(0.26)
Net Asset Value, End of Period	$8.29	$8.47	$8.60	$9.60	$9.29
Total Return[3]	1.88%	1.22%	(7.68)%	5.94%	5.71%
Ratios to Average Net Assets:
Net expenses[4]	0.54%	0.57%	0.57%	0.57%	0.57%
Net investment income	3.96%	2.95%	1.93%	2.32%	2.83%
Expense waiver/reimbursement[5]	0.27%	0.24%	0.26%	0.24%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$361,926	$229,337	$122,743	$164,458	$125,942
Portfolio turnover[6]	18%	28%	23%	28%	41%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended April 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.47	$8.60	$9.60	$9.29	$9.04
Income From Investment Operations:
Net investment income (loss)[1]	0.31	0.22	0.16	0.20	0.24
Net realized and unrealized gain (loss)	(0.18)	(0.14)	(0.90)	0.33	0.25
Total From Investment Operations	0.13	0.08	(0.74)	0.53	0.49
Less Distributions:
Distributions from net investment income	(0.31)	(0.21)	(0.16)	(0.20)	(0.24)
Distributions from net realized gain	—	(0.00)[2]	(0.10)	(0.02)	—
Total Distributions	(0.31)	(0.21)	(0.26)	(0.22)	(0.24)
Net Asset Value, End of Period	$8.29	$8.47	$8.60	$9.60	$9.29
Total Return[3]	1.62%	0.97%	(7.91)%	5.68%	5.45%
Ratios to Average Net Assets:
Net expenses[4]	0.80%	0.82%	0.82%	0.82%	0.82%
Net investment income	3.67%	2.57%	1.69%	2.08%	2.58%
Expense waiver/reimbursement[5]	0.48%	0.48%	0.49%	0.47%	0.47%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,170	$15,137	$15,999	$19,535	$17,607
Portfolio turnover[6]	18%	28%	23%	28%	41%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
25

Statement of Assets and Liabilities
April 30, 2024

Assets:
Investment in securities, at value including $11,812,786 of investments in affiliated holdings* (identified cost $384,160,154, including $11,812,196 of identified cost in affiliated holdings)	$372,895,466
Due from broker (Note 2)	225,000
Income receivable	3,669,240
Income receivable from affiliated holdings	35,709
Receivable for shares sold	133,991
Total Assets	376,959,406
Liabilities:
Payable for investments purchased	500,000
Payable for shares redeemed	529,239
Payable for variation margin on futures contracts	51,826
Income distribution payable	683,028
Payable for investment adviser fee (Note 5)	4,102
Payable for administrative fee (Note 5)	796
Payable for Directors’/Trustees’ fees (Note 5)	399
Payable for portfolio accounting fees	53,808
Payable for other service fees (Notes 2 and 5)	8,339
Accrued expenses (Note 5)	31,878
Total Liabilities	1,863,415
Net assets for 45,241,715 shares outstanding	$375,095,991
Net Assets Consist of:
Paid-in capital	$389,899,350
Total distributable earnings (loss)	(14,803,359)
Total Net Assets	$375,095,991
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($361,926,288 ÷ 43,653,466 shares outstanding), no par value, unlimited shares authorized	$8.29
Service Shares:
Net asset value per share ($13,169,703 ÷ 1,588,249 shares outstanding), no par value, unlimited shares authorized	$8.29

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
26

Statement of Operations
Year Ended April 30, 2024

Investment Income:
Interest	$14,333,383
Dividends received from affiliated holdings*	598,201
TOTAL INCOME	14,931,584
Expenses:
Investment adviser fee (Note 5)	1,659,611
Administrative fee (Note 5)	265,960
Custodian fees	22,082
Transfer agent fees	350,234
Directors’/Trustees’ fees (Note 5)	2,243
Auditing fees	32,163
Legal fees	11,411
Portfolio accounting fees	130,576
Distribution services fee (Note 5)	35,043
Other service fees (Notes 2 and 5)	132,104
Share registration costs	46,697
Printing and postage	33,645
Miscellaneous (Note 5)	24,276
TOTAL EXPENSES	2,746,045
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(780,283)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(132,103)
TOTAL WAIVERS AND REIMBURSEMENTS	(912,386)
Net expenses	1,833,659
Net investment income	13,097,925
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including net realized loss of $(444) on sales of investments in affiliated holdings*)	(581,781)
Net realized loss on futures contracts	(893,857)
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $103 on investments in affiliated holdings*)	(3,486,982)
Net change in unrealized appreciation of futures contracts	(334,432)
Net realized and unrealized gain (loss) on investments and futures contracts	(5,297,052)
Change in net assets resulting from operations	$7,800,873

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
27

Statement of Changes in Net Assets

Year Ended April 30	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,097,925	$5,045,946
Net realized gain (loss)	(1,475,638)	(1,095,704)
Net change in unrealized appreciation/depreciation	(3,821,414)	514,655
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,800,873	4,464,897
Distributions to Shareholders:
Institutional Shares	(12,903,142)	(4,427,041)
Service Shares	(526,861)	(369,542)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,430,003)	(4,796,583)
Share Transactions:
Proceeds from sale of shares	244,950,131	166,878,419
Net asset value of shares issued to shareholders in payment of distributions declared	6,582,534	2,973,746
Cost of shares redeemed	(115,280,900)	(63,788,810)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	136,251,765	106,063,355
Change in net assets	130,622,635	105,731,669
Net Assets:
Beginning of period	244,473,356	138,741,687
End of period	$375,095,991	$244,473,356
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
28

Notes to Financial Statements
April 30, 2024
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Intermediate Corporate Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of
Annual Shareholder Report
29

such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative
Annual Shareholder Report
30

expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report
31

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $912,386 is disclosed in various locations in this Note 2 and Note 5.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended April 30, 2024, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Institutional Shares	$97,060	$(97,060)
Service Shares	35,044	—
TOTAL	$132,104	$(97,060)
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended April 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Shareholder Report
32

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $13,152,109 and $50,637, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Annual Shareholder Report
33

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$(296,725)*

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended April 30, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(893,857)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(334,432)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 4/30/2024		Year Ended 4/30/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	29,281,943	$243,517,025	19,835,102	$165,438,657
Shares issued to shareholders in payment of distributions declared	730,339	6,083,174	313,564	2,630,005
Shares redeemed	(13,436,669)	(111,696,909)	(7,338,800)	(61,404,055)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	16,575,613	$137,903,290	12,809,866	$106,664,607
Annual Shareholder Report
34

	Year Ended 4/30/2024		Year Ended 4/30/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	172,839	$1,433,106	170,732	$1,439,762
Shares issued to shareholders in payment of distributions declared	59,988	499,360	40,954	343,741
Shares redeemed	(431,484)	(3,583,991)	(284,266)	(2,384,755)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(198,657)	$(1,651,525)	(72,580)	$(601,252)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	16,376,956	$136,251,765	12,737,286	$106,063,355
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$13,430,003	$4,796,568
Long-term capital gains	$—	$15
As of April 30, 2024, the components of distributable earnings on a tax-basis were as follows:
Distributions payable	$(9,050)
Net unrealized depreciation	$(11,319,456)
Capital loss carryforwards and deferrals	$(3,103,852)
Other temporary differences	$(371,001)
TOTAL	$(14,803,359)
At April 30, 2024, the cost of investments for federal tax purposes was $384,214,922. The net unrealized depreciation of investments for federal tax purposes was $11,319,456. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $835,084 and unrealized depreciation from investments for those securities having an excess of cost over value of $12,154,540. The amounts presented are inclusive of derivative contracts.
The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for the deferral of losses on wash sales and mark-to-market on futures contracts.
As of April 30, 2024, the Fund had a capital loss carryforward of $3,103,852 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
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35

The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$743,016	$2,360,836	$3,103,852
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended April 30, 2024, the Adviser voluntarily waived $769,637 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended April 30, 2024, the Adviser reimbursed $10,646.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2024, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that
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36

the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2024, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$35,043	$(35,043)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the year ended April 30, 2024, FSSC received $35,043 and reimbursed $97,060 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.51% and 0.76% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”):(a) July 1, 2025; or (b) the date of the Fund’s next effective Prospectus. Prior to November 1, 2023, the Fee Limit for the Fund’s Institutional Shares and Service Shares was 0.57% and 0.82%, respectively. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date,these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended April 30, 2024, were as follows:
Purchases	$173,015,726
Sales	$42,046,011
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7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023, which was renewed on June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2024, the Fund had no outstanding loans. During the year ended April 30, 2024, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2024, there were no outstanding loans. During the year ended April 30, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. Recent Accounting Pronouncements
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-06 “Reference Rate Reform (Topic 848)”. ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered
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reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
11. SUBSEQUENT EVENT
Effective July 1, 2024, the Fund’s Investment Adviser Fee is reduced from 0.50% to 0.44% of the Fund’s average daily net assets. Moreover, on or about July 1, 2024, the Fund will offer Class R6 Shares.
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Report of Independent Registered Public Accounting Firm
TO SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED HERMES INTERMEDIATE CORPORATE BOND FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Intermediate Corporate Bond Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Income Securities Trust (the “Trust”)), including the portfolio of investments, as of April 30, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Income Securities Trust) at April 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
June 21, 2024
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,050.10	$2.60
Service Shares	$1,000	$1,048.80	$3.87
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.33	$2.56
Service Shares	$1,000	$1,021.08	$3.82

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.51%
Service Shares	0.76%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2023, the Trust comprised seven portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 101 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about the Trust and the Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 2000
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Director and Vice President, Federated Hermes, Inc.; President,
Director/Trustee and CEO, Federated Advisory Services Company,
Federated Equity Management Company of Pennsylvania, Federated
Global Investment Management Corp., Federated Investment
Counseling, Federated Investment Management Company, and
Federated MDTA LLC; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and CEO of Passport
Research, Ltd.; Director and President, Technology, Federated
Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee and Chair of the Board of
Directors or Trustees of the Federated Hermes Fund Family; formerly,
Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Member of the Compensation Committee, Equifax, Inc.; Lead
Director, Member of the Audit and Nominating and Corporate
Governance Committees, Haverty Furniture Companies, Inc.; formerly,
Director, Member of Governance and Compensation Committees,
Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor of Law, Emerita, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as Director of the Office of Church Relations and later as Associate General Secretary for the Diocese of Pittsburgh, a
member of the Superior Court of Pennsylvania and as a Professor of
Law, Duquesne University School of Law. Judge Lally-Green was
appointed by the Supreme Court of Pennsylvania and previously served on the Supreme Court’s Board of Continuing Judicial
Education and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green was then appointed by the Supreme
Court of Pennsylvania and currently serves on the Judicial Ethics
Advisory Board. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director, CNX Resources
Corporation (natural gas). Judge Lally-Green has held the positions of:
Director, Auberle; Director, Epilepsy Foundation of Western and
Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director,
Saint Thomas More Society; Director and Chair, Catholic High Schools
of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute;
Director, Saint Vincent College; Director and Chair, North Catholic
High School, Inc.; Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.; and Director and Vice Chair, Saint
Francis University.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee and Chair of the Audit
Committee of the Federated Hermes Fund Family; Sole Proprietor,
Navigator Management Company (investment and strategic
consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and Director, The
Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs,
General Counsel and Secretary of Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary of Board of Directors and Director of Risk Management and
Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of
Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC Mercy
Hospital, and as a member of the Board of Directors of Catholic
Charities, Pittsburgh.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal
Officer, University of Pittsburgh and Executive Vice President and
Chief Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX
Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: November 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Jeremy D. Boughton Birth Date: September 29, 1976 TREASURER Officer since: March 2024
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services, Federated Administrative Services, Inc.,
Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company and Federated MDTA, LLC.
Formerly, Controller, Federated Hermes, Inc. and Financial and
Operations Principal for Federated Securities Corp. Mr. Boughton has
received the Certified Public Accountant designation.
Previous Positions: Senior Vice President and Assistant Treasurer,
Federated Investors Management Company; Treasurer, Federated
Investors Trust Company; Assistant Treasurer, Federated
Administrative Services, Federated Administrative Services, Inc.,
Federated Securities Corp., Federated Advisory Services Company,
Federated Equity Management Company of Pennsylvania, Federated
Global Investment Management Corp., Federated Investment
Counseling, Federated Investment Management Company, Federated
MDTA, LLC and Federated Hermes (UK) LLP, as well as other
subsidiaries of Federated Hermes, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes,
Inc. in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated
Hermes’ taxable fixed-income products in 2004 and also serves as a
Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice
President of the Fund’s Adviser in 2009 and served as a Senior Vice
President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his
M.S. in Industrial Administration from Carnegie Mellon University.

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Evaluation and Approval of Advisory Contract–May 2023
FEDERATED HERMES INTERMEDIATE CORPORATE BOND FUND (THE “FUND”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the
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Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain
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Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered in the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the
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Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
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Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information
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security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Income Securities Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Intermediate Corporate Bond Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
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the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
■ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
■ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Intermediate Corporate Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C407
CUSIP 31420C506
G00715-02 (6/24)
© 2024 Federated Hermes, Inc.

Annual Shareholder Report
April 30, 2024

Share Class | Ticker	A | FTIAX	Institutional | FSTYX	Service | FSTIX
R6 | FSILX

Federated Hermes Short-Term Income Fund
Fund Established 1986

A Portfolio of Federated Hermes Income Securities Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from May 1, 2023 through April 30, 2024. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Short-Term Income Fund (the “Fund”), based on net asset value for the 12-month reporting period ended April 30, 2024, was 3.94% for Class A Shares, 4.21% for Institutional Shares, 4.05% for Service Shares and 4.36% for Class R6 Shares. The total return of the Bloomberg 1-3 Year US Government/Credit Index (B1-3GCI),1 a broad-based securities market index, was 2.79% over the same period. The total return during the reporting period of the Lipper Short Investment Grade Debt Funds Average (LSIGDFA),2 a peer group average for the Fund, was 4.31%. The Fund’s and the LSIGDFA’s total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses which were not reflected in the total return of the B1-3GCI.
During the reporting period, the most significant factors affecting the Fund’s performance relative to the B1-3GCI were: (1) the use of out-of-index securitized sectors, including asset-backed securities (ABS), residential mortgage-backed securities (RMBS)3 and commercial mortgage-backed securities (CMBS); (2) an overweight sector allocation to investment grade corporate securities; (3) a higher effective duration through the use of treasury futures relative to the B1-3GCI; and (4) modest allocations to higher-beta, out-of-index sectors like high yield,4 bank loans5 and non-agency mortgages.
The following discussion will focus on the performance of the Fund’s Class R6 Shares relative to the B1-3GCI.
MARKET OVERVIEW
The Fund’s performance for the recently completed fiscal year was most affected by significant volatility in U.S. Treasury yields across the entire yield curve as well as strong performance from credit-sensitive securities such as investment-grade corporates and ABS. The 2-year Treasury increased from 4.01% at the beginning of the fiscal year to a high of 5.09% on October 31, 2023, then dropped in the fourth quarter of 2023 to finish at 4.25% on December 29, 2023. The volatility continued as rates then rose during 2024 and the 2-year Treasury finished at 5.04% on April 30, 2024. The U.S. economy continued to grow post-pandemic at a solid pace, and although inflation eased, further progress to meet the Federal Reserve’s (the “Fed”) 2% inflation objective stalled. Labor market data continued to look strong, with initial claims consistently in the low 200,000 area and recent payrolls data routinely above expectations. Although the unemployment rate was off its lows, it was still only 3.9% as of April 30, 2024. In order to combat inflation and meet its dual mandate of maximum employment and stable prices, the Federal Open Market Committee (FOMC) raised the federal funds target rate twice in the reporting period, with the last two moves occurring in 2023. The
Annual Shareholder Report

FOMC increased rates from 4.75-5.00% at the beginning of the second quarter of 2023 to 5.00-5.25% in May 2023 and then to 5.25-5.50% in July 2023 and held rates steady through the end of the Fund’s fiscal year on April 30, 2024.
Despite the ongoing war between Russia and Ukraine and significant escalation in the war between Israel and Hamas, which has also involved Lebanon, Syria and Iran, credit markets performed incredibly well. Spreads across both investment and non-investment grade corporate securities continued to grind tighter. Credit spreads were 92 basis points over Treasuries for the 1-3 year Bloomberg US Corporate Average Option-Adjusted Spread at the beginning of the Fund’s fiscal year on April 30, 2023, and ended the fiscal year on April 30, 2024 at 54 basis points. Strong demand for fixed-rate securities at high overall yields in a strong U.S. economy with low unemployment all contributed to the material movement in credit spreads seen over the last fiscal year.
sector ALLOCATION
The Fund made no wholesale changes in sector allocation over the reporting period. Both credit-sensitive sectors of the Fund, i.e., the corporate debt and ABS allocations (the latter not included in the B1-3GCI), were maintained in an overweight position for the entire reporting period. Positions in Treasury securities were underweighted relative to the B1-3GCI for the entire period. A small position in mortgage securities (also not included in the B1-3GCI) was maintained during the period, with a majority of this in credit mortgage positions like CMBS. The overweight position in corporate securities and structured securities (both RMBS and CMBS, as well as ABS) had a significantly positive effect on Fund performance for most of the reporting period, adding 2.04% of excess return relative to the B1-3GCI. As the B1-3GCI had most of its weighting in U.S. government securities, any significant portfolio commitment to credit-sensitive securities would affect performance relative to the benchmark, though any positive or negative excess return from sector allocation could also be considered attributable to security selection, as discussed more fully below.
SECURITY SELECTION
Credit markets performed exceptionally well during the most recent fiscal year despite aforementioned geopolitical concerns in Europe and the Middle East. Credit spreads in both investment grade corporate securities and ABS, the two most significant sector holdings in the Fund, tightened materially during the fiscal year from strong corporate earnings and healthy consumers aided by a robust labor market. As a result, security selection added 21 basis points during the most recent fiscal year.
Annual Shareholder Report

Duration/Yield curve
Fund duration6 was at a level which was longer than that of the B1-3GCI during the fiscal year. 2-year and 5-year U.S. Treasury futures were used to extend duration relative to the B1-3GCI during the most recent fiscal year. While increases in interest rates caused prices to drop on fixed-rate bond holdings, the higher overall level of interest rates generated income that exceeded the total declines in price and contributed to overall positive total returns for the Fund. The combined duration and yield curve effect led to 52 basis points of negative contribution versus the B1-3GCI (gross of fees) during the most recent fiscal year. The floating rate securities coupons within high yield, bank loan, investment-grade corporate securities and asset-backed securities, which reset after the Federal Reserve rate increases, provided a yield curve advantage versus the B1-3GCI.
1
Please see the footnotes to the line graph below for definitions of, and further information about, the B1-3GCI.
2
Please see the footnotes to the line graph below for definitions of, and further information about, the Lipper peer group.
3
The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
4
High-yield, lower-rated securities generally entail greater market, credit default and liquidity risks, and may be more volatile than investment-grade securities.
5
In addition to the risks generally associated with debt instruments, such as credit, market, interest rate, liquidity and derivative risks, bank loans are also subject to the risk that the value of the collateral securing a loan may decline, be insufficient to meet the obligations of the borrower or be difficult to liquidate.
6
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Short-Term Income Fund (the “Fund”) from April 30, 2014 to April 30, 2024, compared to the Bloomberg 1-3 Year US Government/Credit Index (B1-3GCI),2 the Fund’s broad-based securities market index, the 0-3 Year Composite Index, which consists of 30% ICE BofA 1-3 Year U.S. Corporate Index, 30% ICE BofA Asset Backed Securities Fixed and Floating Rate Index, 20% ICE BofA 1-3 Year U.S. Treasury & Agency Index and 20% ICE BofA 0-3 Year U.S. Mortgage Backed Securities Index (0-3C),3 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA).4 The Average Annual Total Returns table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 INVESTMENT
Growth of $10,000 as of April 30, 2024

■ Total returns shown for Class A Shares include the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900).
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Returns table below for the returns of additional classes not shown in the line graph above.
Annual Shareholder Report

Average Annual Total Returns for the Period Ended 4/30/2024
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
Share Class[5]	1 Year	5 Years	10 Years
Class A Shares	2.95%	1.33%	1.10%
Institutional Shares	4.21%	1.83%	1.72%
Service Shares	4.05%	1.57%	1.50%
Class R6 Shares[6]	4.36%	1.89%	1.70%
B1-3GCI	2.79%	1.24%	1.24%
0-3C	3.89%	1.54%	1.55%
LSIGDFA	4.31%	1.63%	1.53%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedHermes.com/us or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
Represents a hypothetical investment of $10,000 in the Fund’s Class A Shares after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The Fund’s performance assumes the reinvestment of all dividends and distributions. The B1-3GCI, 0-3C and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.
2
The B1-3GCI is an unmanaged index considered representative of performance of short-term U.S. corporate bonds and U.S. government bonds with maturities from one to three years. The index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

3
The 0-3C is a blended index of four separate indexes that are produced by ICE Data Indices, LLC and track various security types. The ICE BofA 1-3 Year U.S. Corporate Index is a subset of the ICE BofA U.S. Corporate Index (which tracks the performance of U.S. dollar-denominated investment-grade fixed rate asset-backed securities publicly issued in the U.S. domestic market) and includes all securities with a remaining term to final maturity less than three years. The ICE BofA Asset Backed Securities Fixed and Floating Rate Index (which tracks the performance of U.S. dollar denominated investment-grade asset-backed securities publicly issued in the U.S. domestic market) includes securities with at least one year remaining term to final maturity. The ICE BofA 1-3 Year U.S. Treasury & Agency Index is a subset of the ICE BofA U.S. Treasury & Agency Index (which tracks the performance of U.S. dollar-denominated U.S. Treasury and non-subordinated U.S. agency debt issued in the U.S. domestic market) and includes all securities with a remaining term to final maturity less than three years. The ICE BofA 0-3 Year U.S. Mortgage Backed Securities Index is a subset of the ICE BofA U.S. Mortgage Backed Securities Index (which tracks the performance of U.S. dollar-denominated fixed rate and hybrid residential mortgage pass-through securities publicly issued by U.S. agencies in the U.S. domestic market) and includes all securities with an average life less than three years. The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund’s allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension, the 0-3C), are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The four component indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
4
The Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and are not adjusted to reflect any sales charges. The Lipper figures in the Growth of a $10,000 Investment line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
5
Effective November 2, 2018, several classes were converted or re-designated. Prior to these changes occurring, Institutional Shares were designated as Class Y Shares and Service Shares were designated as Institutional Shares. References herein refer to the new class designations unless otherwise noted.
6
The Fund’s Class R6 Shares commenced operations on January 20, 2017. For the periods prior to the commencement of operations of the Class R6 Shares, the performance information shown is for Institutional Shares, prior to its re-designation at the close of business on November 2, 2018, for each period, except when the Class R6 Shares net expenses (increased by waivers and reimbursements applicable to Institutional Shares (“Adjusted Expenses”)), exceeds the net expenses paid by Institutional Shares. In those periods, in accordance with SEC guidance, the Class R6 Shares total return, adjusted downward by the Adjusted Expenses, is shown.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At April 30, 2024, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	45.0%
Corporate Bonds	37.1%
Mortgage-Backed Securities	4.8%
U.S. Treasury Securities	4.8%
Commercial Mortgage-Backed Securities	2.6%
Collateralized Mortgage Obligations	1.4%
Agency Risk Transfer Security	0.3%
Adjustable Rate Mortgages[3]	0.0%
High Yield Bond Core Fund	1.8%
Securities Lending Collateral[4]	0.1%
Cash Equivalents[5]	7.1%
Other Assets and Liabilities—Net[6]	(5.0)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets, are listed individually in the table.

3	Represents less than 0.1%.
4	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
April 30, 2024
Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES— 45.0%
	Auto Receivables— 28.4%
$ 2,143,000	Ally Auto Receivables Trust 2023-1, Class C, 5.960%, 3/15/2029	$2,119,777
1,500,000	Ally Auto Receivables Trust 2023-1, Class D, 6.740%, 4/15/2034	1,487,652
5,102,500	Ally Auto Receivables Trust 2023-A, Class D, 7.330%, 1/17/2034	5,096,043
1,575,000	Ally Auto Receivables Trust 2024-1, Class C, 5.540%, 11/15/2029	1,556,749
2,000,000	Ally Auto Receivables Trust 2024-1, Class D, 5.800%, 2/16/2032	1,976,962
3,000,000	AmeriCredit Automobile Receivables Trust 2020-1, Class D, 1.800%, 12/18/2025	2,975,490
2,000,000	AmeriCredit Automobile Receivables Trust 2020-2, Class D, 2.130%, 3/18/2026	1,953,114
1,760,000	AmeriCredit Automobile Receivables Trust 2020-3, Class C, 1.060%, 8/18/2026	1,717,656
2,025,000	AmeriCredit Automobile Receivables Trust 2021-1, Class C, 0.890%, 10/19/2026	1,957,821
3,635,000	AmeriCredit Automobile Receivables Trust 2022-2, Class C, 5.320%, 4/18/2028	3,615,378
5,500,000	AmeriCredit Automobile Receivables Trust 2023-2, Class C, 6.000%, 7/18/2029	5,519,928
3,000,000	ARI Fleet Lease Trust 2024-A, Class A2, 5.300%, 11/15/2032	2,981,612
1,625,000	ARI Fleet Lease Trust 2024-A, Class C, 5.380%, 11/15/2032	1,597,609
1,850,000	BOF URSA Funding 2024-SN1A, Class C, 5.830%, 12/15/2028	1,834,384
2,350,000	BOF URSA Funding 2024-SN1A, Class D, 6.360%, 7/16/2029	2,328,746
5,750,000	Canadian Pacer Auto Receivable 2021-1A, Class C, 1.460%, 12/20/2027	5,434,468
7,250,000	CarMax Auto Owner Trust 2022-1, Class C, 2.200%, 11/15/2027	6,779,893
6,000,000	CarMax Auto Owner Trust 2022-1, Class D, 2.470%, 7/17/2028	5,564,436
2,000,000	CarMax Auto Owner Trust 2024-1, Class B, 5.170%, 8/15/2029	1,961,309
1,000,000	CarMax Auto Owner Trust 2024-1, Class C, 5.470%, 8/15/2029	984,962
1,000,000	CarMax Auto Owner Trust 2024-1, Class D, 6.000%, 7/15/2030	989,132
4,000,000	CarMax Auto Owner Trust 2024-2, Class D, 6.420%, 10/15/2030	4,004,150
234,320	Chase Auto Credit Linked Notes 2021-1, Class D, 1.174%, 9/25/2028	232,182
505,030	Chase Auto Credit Linked Notes 2021-2, Class B, 0.889%, 12/26/2028	496,006
137,735	Chase Auto Credit Linked Notes 2021-2, Class E, 2.280%, 12/26/2028	135,777
893,575	Chase Auto Credit Linked Notes 2021-3, Class D, 1.009%, 2/26/2029	868,326
7,000,000	Chase Auto Owner Trust 2024-2A, Class D, 6.150%, 8/25/2031	7,016,138
887,003	Chesapeake Funding II LLC 2020-1A, Class B, 1.240%, 8/15/2032	885,385
1,000,000	Chesapeake Funding II LLC 2020-1A, Class D, 2.830%, 8/15/2032	994,080
1,950,000	Chesapeake Funding II LLC 2021-1A, Class C, 1.230%, 4/15/2033	1,917,560
2,000,000	Chesapeake Funding II LLC 2021-1A, Class D, 1.520%, 4/15/2033	1,956,547
1,250,000	Chesapeake Funding II LLC 2023-1A, Class B, 5.590%, 5/15/2035	1,237,344
1,000,000	Chesapeake Funding II LLC 2023-1A, Class C, 6.070%, 5/15/2035	981,977
2,000,000	Chesapeake Funding II LLC 2023-1A, Class D, 6.690%, 5/15/2035	1,960,958
1,350,000	Chesapeake Funding II LLC 2023-2A, Class B, 5.970%, 10/15/2035	1,336,998
2,000,000	Chesapeake Funding II LLC 2023-2A, Class C, 6.150%, 10/15/2035	1,980,256
Annual Shareholder Report

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES— continued
	Auto Receivables— continued
$1,000,000	Chesapeake Funding II LLC 2024-1A, Class B, 5.440%, 5/15/2036	$997,852
1,300,000	Chesapeake Funding II LLC 2024-1A, Class C, 5.600%, 5/15/2036	1,298,812
2,035,011	Drive Auto Receivables Trust 2020-1, Class D, 2.700%, 5/17/2027	2,032,543
7,000,000	Drive Auto Receivables Trust 2024-1, Class C, 5.430%, 11/17/2031	6,921,688
1,141,748	Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	1,141,664
2,717,889	Enterprise Fleet Financing LLC 2023-1, Class A2, 5.510%, 1/22/2029	2,712,304
4,500,000	Enterprise Fleet Financing LLC 2023-2, Class A3, 5.500%, 4/22/2030	4,485,943
8,000,000	Enterprise Fleet Financing LLC 2023-3, Class A2, 6.400%, 3/20/2030	8,090,426
5,650,000	Enterprise Fleet Financing LLC 2024-1, Class A3, 5.160%, 9/20/2030	5,567,165
3,750,000	Enterprise Fleet Financing LLC 2024-2, Class A4, 5.690%, 12/20/2030	3,756,940
3,500,000	Ford Credit Auto Lease Trust 2023-A, Class C, 5.540%, 12/15/2026	3,482,435
5,000,000	Ford Credit Auto Lease Trust 2023-B, Class D, 6.970%, 6/15/2028	5,066,373
3,000,000	Ford Credit Auto Owner Trust 2020-C, Class B, 0.790%, 8/15/2026	2,895,748
5,000,000	Ford Credit Auto Owner Trust 2022-C, Class B, 5.030%, 2/15/2028	4,939,884
2,500,000	Ford Credit Auto Owner Trust 2022-C, Class C, 5.220%, 3/15/2030	2,476,591
5,000,000	Ford Credit Auto Owner Trust 2023-A, Class C, 5.510%, 9/15/2030	4,988,557
3,000,000	Ford Credit Auto Owner Trust/Ford Credit 2020-2, Class C, 1.740%, 4/15/2033	2,793,139
6,000,000	Ford Credit Auto Owner Trust/Ford Credit 2023-1, Class C, 5.580%, 8/15/2035	5,731,059
2,500,000	Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class D, 6.600%, 2/15/2036	2,484,239
8,500,000	Ford Credit Floorplan Master Owner Trust 2023-1, Class B, 5.310%, 5/15/2028	8,419,938
7,500,000	Ford Credit Floorplan Master Owner Trust 2023-1, Class C, 5.750%, 5/15/2028	7,406,837
8,700,000	Ford Credit Floorplan Master Owner Trust 2023-1, Class D, 6.620%, 5/15/2028	8,750,469
1,000,000	GECU Auto Receivables Trust 2023-1A, Class C, 6.330%, 4/15/2030	980,545
2,800,000	GECU Auto Receivables Trust 2023-1A, Class D, 7.200%, 11/17/2031	2,733,764
5,000,000	GM Financial Revolving Receivables 2023-1, Class C, 5.900%, 4/11/2035	4,729,671
2,000,000	GM Financial Securitized Term 2020-3, Class B, 0.810%, 1/16/2026	1,986,464
1,750,000	GM Financial Securitized Term 2020-3, Class C, 1.370%, 1/16/2026	1,738,277
1,100,000	GM Financial Securitized Term 2020-3, Class D, 1.910%, 9/16/2027	1,093,321
3,000,000	GM Financial Securitized Term 2023-3, Class B, 5.720%, 1/16/2029	2,953,902
3,250,000	GM Financial Securitized Term 2023-3, Class C, 5.920%, 2/16/2029	3,200,532
1,250,000	GM Financial Securitized Term 2024-1, Class B, 5.160%, 8/16/2029	1,244,898
3,750,000	GM Financial Securitized Term Auto Receivables Trust 2022-3, Class C, 5.210%, 12/18/2028	3,719,848
800,000	GreenState Auto Receivables Trust 2024-1A, Class B, 5.420%, 1/15/2030	789,516
1,000,000	GreenState Auto Receivables Trust 2024-1A, Class C, 5.770%, 2/15/2030	985,626
866,000	GreenState Auto Receivables Trust, Class SUB, 6.500%, 6/15/2032	853,722
5,000,000	Hyundai Auto Lease Securitization Trust 2024 - B, Class B, 5.350%, 5/15/2028	4,963,078
2,000,000	Hyundai Auto Receivables Trust 2020-B, Class C, 1.600%, 12/15/2026	1,973,556
3,000,000	Hyundai Auto Receivables Trust 2024-A, Class C, 5.270%, 7/15/2031	2,962,275
Annual Shareholder Report

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES— continued
	Auto Receivables— continued
$2,000,000	Navistar Financial Dealer Note Master Trust 2023-1, Class A, 6.180%, 8/25/2028	$2,005,751
10,000,000	NextGear Floorplan Master Owner Trust 2021-1A, Class A, 0.850%, 7/15/2026	9,903,551
3,800,000	Nissan Auto Lease Trust 2022-A, Class A4, 3.870%, 7/15/2027	3,782,511
2,525,000	Nissan Auto Lease Trust 2023-A, Class A4, 4.800%, 7/15/2027	2,506,671
700,000	PenFed Auto Receivables Owner Trust 2022-A, Class B, 4.600%, 12/15/2028	682,965
800,000	PenFed Auto Receivables Owner Trust 2022-A, Class D, 5.850%, 6/17/2030	785,258
573,997	Santander Bank Auto Credit-Linked Notes 2021-1A, Class B, 1.833%, 12/15/2031	565,164
202,587	Santander Bank Auto Credit-Linked Notes 2021-1A, Class C, 3.268%, 12/15/2031	200,569
1,173,196	Santander Bank Auto Credit-Linked Notes 2022-A, Class B, 5.281%, 5/15/2032	1,165,532
350,804	Santander Bank Auto Credit-Linked Notes 2022-B, Class C, 5.916%, 8/16/2032	349,734
584,673	Santander Bank Auto Credit-Linked Notes 2022-B, Class D, 6.793%, 8/16/2032	582,619
409,271	Santander Bank Auto Credit-Linked Notes 2022-B, Class E, 8.681%, 8/16/2032	410,143
571,641	Santander Bank Auto Credit-Linked Notes 2023-A, Class E, 10.068%, 6/15/2033	579,410
2,000,000	Santander Consumer Auto Receivables Trust 2020-B, Class D, 2.140%, 12/15/2026	1,976,161
3,750,000	Santander Consumer Auto Receivables Trust 2021-AA, Class B, 0.710%, 8/17/2026	3,612,206
540,000	Santander Consumer Auto Receivables Trust 2021-AA, Class C, 1.030%, 11/16/2026	512,636
538,551	Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	535,387
1,509,570	Santander Drive Auto Receivables Trust 2020-4, Class D, 1.480%, 1/15/2027	1,486,444
10,000,000	Santander Drive Auto Receivables Trust 2021-3, Class D, 1.330%, 9/15/2027	9,671,391
2,500,000	Santander Drive Auto Receivables Trust 2022-6, Class C, 4.960%, 11/15/2028	2,471,215
3,000,000	Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	2,937,333
1,850,000	Santander Drive Auto Receivables Trust 2024-1, Class C, 5.450%, 3/15/2030	1,827,402
13,000,000	Santander Drive Auto Receivables Trust 2024-2, Class D, 6.390%, 8/15/2031	13,085,679
2,222,147	Santander Retail Auto Lease Trust 2021-A, Class D, 1.380%, 3/22/2027	2,214,435
9,258,513	Santander Retail Auto Lease Trust 2021-B, Class D, 1.410%, 11/20/2025	9,230,974
13,000,000	Santander Retail Auto Lease Trust 2021-C, Class D, 1.390%, 8/20/2026	12,964,074
2,000,000	SFS Auto Receivables Securitization Trust 2024-1A, Class C, 5.510%, 1/20/2032	1,973,273
6,220,000	Tesla Auto Lease Trust 2021-B, Class D, 1.320%, 9/22/2025	6,153,972
4,000,000	Tesla Auto Lease Trust 2023-A, Class B, 6.410%, 7/20/2027	4,016,361
5,700,000	Tesla Auto Lease Trust 2023-B, Class B, 6.570%, 8/20/2027	5,736,738
4,000,000	Tesla Auto Lease Trust 2024-A, Class B, 5.550%, 5/22/2028	3,969,924
5,000,000	Toyota Lease Owner Trust 2023-A, Class A4, 5.050%, 8/20/2027	4,967,588
2,647,871	U.S. Bank National Association 2023-1, Class B, 6.789%, 8/25/2032	2,659,286
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Auto Receivables— continued
$3,000,000		World Omni Auto Receivables Trust 2020-C, Class B, 0.870%, 10/15/2026	$2,932,925
1,800,000		World Omni Auto Receivables Trust 2021-B, Class B, 1.040%, 6/15/2027	1,707,985
1,500,000		World Omni Auto Receivables Trust 2021-B, Class C, 1.290%, 12/15/2027	1,416,074
1,750,000		World Omni Auto Receivables Trust 2021-C, Class B, 0.840%, 9/15/2027	1,626,689
1,375,000		World Omni Auto Receivables Trust 2021-C, Class C, 1.060%, 4/17/2028	1,277,701
3,750,000		World Omni Select Auto Trust 2020-A, Class D, 1.700%, 10/15/2026	3,678,933
		TOTAL	347,949,070
		Credit Card— 5.2%
5,250,000		American Express Credit Account Master Trust 2024-1, Class A, 5.230%, 4/16/2029	5,248,134
5,000,000	[1]	Barclays Dryrock Issuance Trust 2023-2 A, Class A, 6.230% (30-DAY AVERAGE SOFR +0.900%), 8/15/2028	5,034,441
1,500,000		Citibank Credit Card Issuance Trust 2023-A1, Class A1, 5.240%, 12/8/2027	1,493,852
6,000,000		Evergreen Credit Card Trust 2022-CRT1, Class C, 6.190%, 7/15/2026	5,980,178
2,500,000		Evergreen Credit Card Trust Series 2023-CRT3, Class C, 7.310%, 2/16/2027	2,490,717
4,600,000		First National Master Note Trust 2023-1, Class A, 5.130%, 4/15/2029	4,544,021
7,000,000		Golden Credit Card Trust 2021-1A, Class B, 1.440%, 8/15/2028	6,348,158
3,000,000		Golden Credit Card Trust 2021-1A, Class C, 1.740%, 8/15/2028	2,679,889
3,290,000		Golden Credit Card Trust 2021-1A, Class C, 2.660%, 1/15/2029	2,946,762
2,450,000		Master Credit Card Trust 2021-1A, Class B, 0.790%, 11/21/2025	2,443,234
2,349,000		Master Credit Card Trust 2022-1A, Class B, 1.970%, 7/21/2026	2,279,787
1,361,000		Master Credit Card Trust 2022-1A, Class C, 2.270%, 7/21/2026	1,321,988
2,000,000		Master Credit Card Trust 2023-1A, Class C, 5.870%, 6/21/2027	1,984,854
1,350,000		Master Credit Card Trust 2023-2A, Class B, 6.260%, 1/21/2027	1,347,333
2,622,000		Master Credit Card Trust 2023-2A, Class C, 6.890%, 1/21/2027	2,613,704
1,000,000		Master Credit Card Trust 2023-3A, Class B, 6.300%, 10/21/2030	1,005,185
2,000,000		Master Credit Card Trust 2023-3A, Class C, 7.080%, 10/21/2030	2,006,326
1,250,000		Master Credit Card Trust 2024-1A, Class B, 5.530%, 1/21/2028	1,235,879
1,750,000		Master Credit Card Trust 2024-1A, Class C, 6.020%, 1/21/2028	1,730,319
3,000,000		Trillium Credit Card Trust II 2023-1A, Class B, 5.230%, 3/26/2031	2,853,742
2,000,000		Trillium Credit Card Trust II 2023-3A, Class B, 6.256%, 8/28/2028	2,000,528
2,000,000		Trillium Credit Card Trust II 2023-3A, Class C, 6.937%, 8/28/2028	1,998,145
1,870,000		Trillium Credit Card Trust II 2024-1A, Class B, 5.527%, 12/27/2028	1,852,591
1,000,000		Trillium Credit Card Trust II 2024-1A, Class C, 6.016%, 12/27/2028	990,703
		TOTAL	64,430,470
		Equipment Lease— 5.7%
3,325,000		CNH Equipment Trust 2021-B, Class B, 0.900%, 1/16/2029	3,110,821
1,970,000		Daimler Trucks Retail Trust 2022-1, Class A4, 5.390%, 1/15/2030	1,930,023
4,000,000		Daimler Trucks Retail Trust 2024-1, Class A4, 5.740%, 7/15/2031	4,005,331
1,250,000		Dell Equipment Finance Trust 2022-2, Class C, 4.740%, 7/22/2027	1,235,098
2,000,000		Dell Equipment Finance Trust 2022-2, Class D, 5.720%, 1/24/2028	1,956,194
1,500,000		Dell Equipment Finance Trust 2023-1, Class D, 6.800%, 3/22/2029	1,486,245
5,000,000		Dell Equipment Finance Trust 2023-2, Class D, 6.740%, 7/23/2029	4,945,149
4,153,000		Dell Equipment Finance Trust 2023-3, Class B, 6.050%, 4/23/2029	4,150,110
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Equipment Lease— continued
$2,000,000		Dell Equipment Finance Trust 2023-3, Class C, 6.170%, 4/23/2029	$1,998,730
1,500,000		Dell Equipment Finance Trust 2023-3, Class D, 6.750%, 10/22/2029	1,513,465
770,000		Dell Equipment Finance Trust 2024-1, Class C, 5.730%, 3/22/2030	767,292
1,000,000		Dell Equipment Finance Trust 2024-1, Class D, 6.120%, 9/23/2030	996,499
4,000,000		DLLAD LLC 2023-1A, Class A3, 4.790%, 1/20/2028	3,936,658
2,200,000		DLLST LLC 2024-1A, Class A3, 5.050%, 8/20/2027	2,175,463
4,650,000		Great America Leasing Receivables 2021-1, Class C, 0.920%, 12/15/2027	4,497,529
8,000,000		Great America Leasing Receivables 2021-2, Class C, 1.560%, 9/15/2028	7,373,616
2,800,000		HPEFS Equipment Trust 2021-2A, Class D, 1.290%, 3/20/2029	2,751,565
3,850,000		HPEFS Equipment Trust 2022-1A, Class C, 1.960%, 5/21/2029	3,778,151
1,000,000		HPEFS Equipment Trust 2022-3A, Class C, 6.130%, 8/20/2029	1,003,872
3,500,000		HPEFS Equipment Trust 2023-2A, Class D, 7.180%, 7/21/2031	3,486,850
3,000,000		HPEFS Equipment Trust 2024-1A, Class D, 5.820%, 12/22/2031	2,973,710
4,000,000		John Deere Owner Trust 2022-C, Class A4, 5.200%, 9/17/2029	3,959,405
3,700,000		Kubota Credit Owner Trust 2023-1A, Class A3, 5.020%, 6/15/2027	3,670,756
2,209,787		MMAF Equipment Finance LLC 2023-A, Class A2, 5.790%, 11/13/2026	2,212,155
		TOTAL	69,914,687
		Home Equity Loan— 0.0%
5,572	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 5.915% (CME Term SOFR 1 Month +0.594%), 1/15/2028	4,494
2,069,120		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.590%, 8/15/2028	89,993
328,248	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
		TOTAL	94,487
		Other— 4.1%
2,500,000		PFS Financing Corp. 2021-B, Class B, 1.095%, 8/15/2026	2,445,529
7,200,000		PFS Financing Corp. 2023-A, Class B, 6.330%, 3/15/2028	7,158,152
7,450,000		PFS Financing Corp. 2023-B, Class B, 5.710%, 5/15/2028	7,198,307
4,250,000		PFS Financing Corp. 2023-C, Class B, 5.910%, 10/16/2028	4,201,552
3,500,000		PFS Financing Corp. 2024-B, Class B, 5.290%, 2/15/2029	3,436,723
6,750,000		PFS Financing Corp. 2024-D, Class B, 5.590%, 4/16/2029	6,727,750
850,389		Sierra Receivables Funding Co. 2020-2A, Class A, 1.330%, 7/20/2037	819,636
2,370,000		Verizon Master Trust 2023-2, Class C, 5.380%, 4/13/2028	2,337,954
4,880,000		Verizon Master Trust 2023-5, Class C, 6.090%, 9/8/2028	4,885,053
8,000,000		Verizon Master Trust 2024-1, Class C, 5.530%, 12/20/2028	7,939,629
3,260,000		Verizon Master Trust 2024-3, Class C, 5.730%, 4/20/2027	3,283,247
		TOTAL	50,433,532
		Student Loans— 1.6%
594,861	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 6.124% (30-DAY AVERAGE SOFR +0.794%), 10/25/2035	591,293
2,367,046		Navient Student Loan Trust 2019-D, Class A2A, 3.010%, 12/15/2059	2,200,857
1,902,336		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	1,708,263
1,238,541		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	1,127,527
5,067,121		Navient Student Loan Trust 2021-CA, Class A, 1.060%, 10/15/2069	4,377,292
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Student Loans— continued
$9,175,524	[1]	Nelnet Student Loan Trust 2021-DA, Class AFL, 6.119% (CME Term SOFR 1 Month +0.804%), 4/20/2062	$9,095,481
		TOTAL	19,100,713
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $563,119,369)	551,922,959
		CORPORATE BONDS— 37.1%
		Capital Goods - Construction Machinery— 0.4%
2,940,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	2,831,083
2,105,000	[1]	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 5.552% (SOFR +0.200%), 10/11/2024	2,105,603
		TOTAL	4,936,686
		Capital Goods - Diversified Manufacturing— 0.5%
775,000		Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	732,555
3,500,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 3.650%, 6/15/2024	3,489,062
2,380,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2024	2,350,230
		TOTAL	6,571,847
		Communications - Cable & Satellite— 0.2%
2,180,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.150%, 11/10/2026	2,185,884
		Communications - Media & Entertainment— 0.3%
3,770,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	3,771,079
		Communications - Telecom Wireless— 1.0%
4,000,000		American Tower Corp., Sr. Unsecd. Note, 5.200%, 2/15/2029	3,927,881
4,050,000		Crown Castle, Inc., Sr. Unsecd. Note, 5.000%, 1/11/2028	3,950,395
4,000,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.950%, 3/15/2028	3,928,847
		TOTAL	11,807,123
		Communications - Telecom Wirelines— 0.6%
3,000,000		AT&T, Inc., Sr. Unsecd. Note, 5.539%, 2/20/2026	2,992,521
4,000,000		Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	3,893,475
		TOTAL	6,885,996
		Consumer Cyclical - Automotive— 4.4%
6,000,000	[1]	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 6.102% (SOFR +0.750%), 12/13/2024	6,014,588
4,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.800%, 3/8/2029	3,931,931
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.800%, 5/12/2028	5,103,985
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 3/6/2026	5,069,308
5,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.973% (SOFR +0.620%), 10/15/2024	5,004,082
5,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.391% (SOFR +1.040%), 2/26/2027	5,000,981
4,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.250%, 1/8/2027	3,953,498
9,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.950%, 9/21/2026	9,033,101
2,500,000		Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 6.950%, 9/15/2026	2,544,935
4,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, 4.650%, 1/5/2029	3,908,682
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Consumer Cyclical - Automotive— continued
$5,000,000	[1]	Volkswagen Group of America Finance LLC, 144A, 6.183% (SOFR +0.830%), 3/20/2026	$5,009,894
		TOTAL	54,574,985
		Consumer Cyclical - Retailers— 0.1%
1,320,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 5.900%, 3/9/2026	1,316,871
		Consumer Non-Cyclical - Food/Beverage— 0.9%
1,750,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 1/15/2029	1,702,348
800,000		Constellation Brands, Inc., Sr. Unsecd. Note, 5.000%, 2/2/2026	791,399
4,190,000		JDE Peet’s B.V., Sr. Unsecd. Note, 144A, 0.800%, 9/24/2024	4,096,498
4,045,000		Tyson Foods, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2029	4,004,174
		TOTAL	10,594,419
		Consumer Non-Cyclical - Health Care— 1.3%
2,680,000		CVS Health Corp., Sr. Unsecd. Note, 5.000%, 2/20/2026	2,654,239
1,665,000		CVS Health Corp., Sr. Unsecd. Note, 5.000%, 1/30/2029	1,635,793
1,840,000		HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	1,808,643
6,640,000		PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	6,518,204
4,000,000		Solventum Corp., Sr. Unsecd. Note, 144A, 5.400%, 3/1/2029	3,925,202
		TOTAL	16,542,081
		Consumer Non-Cyclical - Pharmaceuticals— 0.8%
2,690,000		Amgen, Inc., Sr. Unsecd. Note, 5.507%, 3/2/2026	2,683,231
1,710,000		Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 6.125%, 11/21/2026	1,713,113
1,665,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 4.900%, 2/22/2029	1,640,522
3,845,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 2.900%, 7/26/2024	3,819,345
		TOTAL	9,856,211
		Consumer Non-Cyclical - Tobacco— 0.9%
2,500,000		BAT International Finance PLC, Sr. Unsecd. Note, 5.931%, 2/2/2029	2,523,526
4,000,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/13/2026	3,964,454
4,000,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/15/2028	3,933,142
		TOTAL	10,421,122
		Energy - Midstream— 1.1%
1,445,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	1,394,684
3,180,000		Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 6.042%, 8/15/2028	3,209,888
4,000,000		Enbridge, Inc., Sr. Unsecd. Note, 5.250%, 4/5/2027	3,969,936
890,000		Enbridge, Inc., Sr. Unsecd. Note, 5.900%, 11/15/2026	896,008
2,500,000		ONEOK, Inc., Sr. Unsecd. Note, 5.650%, 11/1/2028	2,508,693
2,000,000		Targa Resources, Inc., Sr. Unsecd. Note, 6.150%, 3/1/2029	2,035,016
		TOTAL	14,014,225
		Energy - Refining— 0.6%
8,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	7,920,413
		Financial Institution - Banking— 12.2%
6,000,000		American Express Co., Sr. Unsecd. Note, 6.338%, 10/30/2026	6,049,779
1,700,000	[1]	ANZ New Zealand National (Int’l) Ltd., Sr. Unsecd. Note, 144A, 5.949% (SOFR +0.600%), 2/18/2025	1,703,894
2,655,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	2,609,190
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$2,325,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, 4.975% (SOFR +1.085%), 3/14/2030	$2,277,283
2,500,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series J, 5.554% (SOFR +0.200%), 10/25/2024	2,500,096
5,000,000	[1]	Bank of New Zealand (BNZ), Sr. Unsecd. Note, 144A, 6.165% (SOFR +0.810%), 1/27/2027	4,992,723
5,000,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 5.773% (SOFR +0.420%), 10/18/2024	5,003,877
4,000,000		Capital One Financial Corp., Sr. Unsecd. Note, 5.468%, 2/1/2029	3,930,410
4,000,000		Citibank NA, Sr. Unsecd. Note, Series BKNT, 5.438%, 4/30/2026	3,995,013
6,000,000		Citibank NA, Sr. Unsecd. Note, Series BKNT, 5.488%, 12/4/2026	6,006,818
3,670,000		Citigroup, Inc., Sr. Unsecd. Note, 5.610%, 9/29/2026	3,663,005
1,155,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 6.048% (SOFR +0.694%), 1/25/2026	1,157,398
3,000,000		Citizens Bank, N.A., Providence, Sr. Unsecd. Note, 6.064%, 10/24/2025	2,986,282
2,260,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	2,214,014
3,675,000		Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	3,569,783
6,835,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 5.752% (SOFR +0.400%), 7/7/2025	6,841,973
3,110,000		Deutsche Bank AG New York, 6.119%, 7/14/2026	3,108,569
1,430,000		Fifth Third Bancorp, Sr. Unsecd. Note, 6.339%, 7/27/2029	1,446,732
1,990,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	1,957,551
3,145,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.727% (SOFR +1.265%), 4/25/2030	3,151,050
4,090,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.274% (SOFR +0.920%), 10/21/2027	4,104,147
3,750,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.470% (SOFR +1.120%), 2/24/2028	3,771,302
3,000,000		Huntington National Bank, Sr. Unsecd. Note, 5.699%, 11/18/2025	2,982,634
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.040%, 1/23/2028	4,930,411
5,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.952% (SOFR +0.600%), 12/10/2025	5,006,376
2,500,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 6.119% (SOFR +0.765%), 9/22/2027	2,501,174
3,820,000	[1]	M&T Bank Corp., Sr. Unsecd. Note, 7.413% (SOFR +2.800%), 10/30/2029	3,962,165
2,855,000		Morgan Stanley, Sr. Unsecd. Note, 5.173%, 1/16/2030	2,800,212
705,000		Morgan Stanley, Sr. Unsecd. Note, Series I, 0.864%, 10/21/2025	688,062
855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	848,496
5,995,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.652% (SOFR +1.010%), 4/13/2028	6,002,016
6,000,000	[1]	NatWest Markets PLC, Sr. Unsecd. Note, 144A, 6.115% (SOFR +0.760%), 9/29/2026	5,975,286
2,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 4.758%, 1/26/2027	1,971,090
1,090,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.300%, 1/21/2028	1,080,720
1,605,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	1,598,196
3,000,000		Royal Bank of Canada, Sr. Unsecd. Note, 5.660%, 10/25/2024	3,000,652
4,000,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	3,820,973
1,180,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.873%, 1/26/2029	1,144,707
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$2,000,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.435%, 1/24/2030	$1,959,753
4,000,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 6.047%, 6/8/2027	4,022,002
2,000,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 7.161%, 10/30/2029	2,094,784
3,000,000		UBS AG London, Sr. Unsecd. Note, 144A, 0.700%, 8/9/2024	2,958,862
6,000,000		US Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	6,013,120
3,635,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.198%, 1/23/2030	3,565,316
4,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.707%, 4/22/2028	4,003,489
		TOTAL	149,971,385
		Financial Institution - Finance Companies— 1.6%
7,077,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 6.450%, 4/15/2027	7,215,901
4,000,000		Air Lease Corp., Sr. Unsecd. Note, 5.100%, 3/1/2029	3,890,001
4,570,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	4,619,440
2,060,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	2,105,145
1,770,000		NTT Finance Corp., Sr. Unsecd. Note, 144A, 4.239%, 7/25/2025	1,740,423
		TOTAL	19,570,910
		Financial Institution - Insurance - Life— 2.4%
5,000,000		CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	4,910,288
1,910,000		CoreBridge Global Funding, Sr. Note, 144A, 0.650%, 6/17/2024	1,897,225
4,000,000	[3]	MassMutual Global Funding II, Sr. Unsecd. Note, 144A, 4.850%, 1/17/2029	3,911,314
4,000,000		Met Life Global Funding I, Sr. Secd. Note, 144A, 4.850%, 1/8/2029	3,904,002
5,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 5.683% (SOFR +0.330%), 1/14/2025	5,002,688
4,000,000		Pacific Life Global Funding II, Sec. Fac. Bond, 144A, 4.900%, 4/4/2028	3,909,212
2,855,000		PRICOA Global Funding I, Sr. Secd. Note, 144A, 5.550%, 8/28/2026	2,864,077
3,000,000	[1]	Principal Life Global Funding II, Sec. Fac. Bond, 144A, 5.730% (SOFR +0.380%), 8/23/2024	3,000,891
		TOTAL	29,399,697
		Financial Institution - Insurance - P&C— 0.4%
4,000,000		Aon North America, Inc., Sr. Unsecd. Note, 5.150%, 3/1/2029	3,948,385
1,000,000	[1]	HSB Group, Inc., Co. Guarantee, Series B, 6.500% (CME Term SOFR 3 Month +1.171%), 7/15/2027	940,648
		TOTAL	4,889,033
		Technology— 1.3%
6,135,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	6,181,053
2,500,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 4.000%, 7/15/2024	2,490,392
2,985,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.850%, 7/15/2025	2,990,771
1,975,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	1,964,642
1,945,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	1,912,279
		TOTAL	15,539,137
		Transportation - Railroads— 0.2%
2,210,000		Union Pacific Corp., Sr. Unsecd. Note, 4.750%, 2/21/2026	2,192,104
		Transportation - Services— 1.2%
6,000,000		GXO Logistics, Inc., Sr. Unsecd. Note, 6.250%, 5/6/2029	6,009,343
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Transportation - Services— continued
$3,340,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	$3,332,457
5,000,000		Ryder System, Inc., Sr. Unsecd. Note, 6.300%, 12/1/2028	5,151,189
		TOTAL	14,492,989
		Utility - Electric— 3.4%
6,000,000		Black Hills Corp., Sr. Unsecd. Note, 5.950%, 3/15/2028	6,097,080
1,875,000	[1]	CenterPoint Energy, Inc., Sr. Unsecd. Note, 5.998% (SOFR +0.650%), 5/13/2024	1,875,222
4,000,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.600%, 3/1/2028	4,004,496
2,800,000		Consumers 23 Securitization Funding LLC, Sec. Fac. Bond, Series A1, 5.550%, 3/1/2028	2,791,815
1,345,000		Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	1,350,827
4,595,000		Emera US Finance LP, Sr. Unsecd. Note, 0.833%, 6/15/2024	4,562,622
2,660,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 6.800%, 10/14/2025	2,705,468
3,530,000	[1]	Mississippi Power Co., Sr. Unsecd. Note, Series A, 5.655% (SOFR +0.300%), 6/28/2024	3,530,188
7,370,000	[1]	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series D, 5.683% (SOFR +0.330%), 10/18/2024	7,374,647
1,810,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 6.051%, 3/1/2025	1,813,901
3,925,000		NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	3,883,183
1,465,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	1,459,675
		TOTAL	41,449,124
		Utility - Natural Gas— 1.2%
6,950,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	6,903,435
7,500,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 1.000%, 10/12/2024	7,341,997
		TOTAL	14,245,432
		Utility - Other— 0.1%
1,645,000		National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	1,643,963
		TOTAL CORPORATE BONDS (IDENTIFIED COST $456,949,489)	454,792,716
		MORTGAGE-BACKED SECURITIES— 4.8%
		Federal Home Loan Mortgage Corporation— 3.0%
12,616,526		FHLMC, Pool QI0122, 6.000%, 2/1/2054	12,515,923
12,000,000		FHLMC, Pool QI4114, 6.500%, 4/1/2054	12,104,423
12,000,000		FHLMC, Pool SD8433, 6.500%, 5/1/2054	12,098,798
		TOTAL	36,719,144
		Federal National Mortgage Association— 0.8%
31,897		FNMA, Pool 728568, 6.500%, 10/1/2033	32,901
10,232,929		FNMA, Pool DA1519, 6.000%, 10/1/2053	10,153,394
		TOTAL	10,186,295
		Government National Mortgage Association— 0.0%
33		GNMA, Pool 423843, 8.500%, 8/15/2026	34
Annual Shareholder Report

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES— continued
		Uniform Mortgage-Backed Securities, TBA— 1.0%
$12,500,000		FNMA TBA, 6.000%, 5/1/2054	$12,391,114
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $59,478,309)	59,296,587
		U.S. TREASURIES— 4.8%
		U.S. Treasury Notes— 4.8%
30,000,000		United States Treasury Note, 4.000%, 1/31/2029	29,065,560
30,000,000		United States Treasury Note, 4.250%, 2/28/2029	29,381,250
		TOTAL U.S. TREASURIES (IDENTIFIED COST $59,808,540)	58,446,810
		COMMERCIAL MORTGAGE-BACKED SECURITIES— 2.6%
		Commercial Mortgage— 1.9%
5,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 6.867% (CME Term SOFR 1 Month +1.547%), 7/15/2035	4,975,008
12,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	11,713,361
6,250,000	[1]	ORL TRUST 2023-GLKS 2023-GLKS, Class A, 7.671% (CME Term SOFR 1 Month +2.350%), 10/15/2028	6,305,691
		TOTAL	22,994,060
		Federal Home Loan Mortgage Corporation— 0.7%
9,870,819		FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	8,783,525
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $33,498,427)	31,777,585
		COLLATERALIZED MORTGAGE OBLIGATIONS— 1.4%
		Federal Home Loan Mortgage Corporation— 0.5%
2,400		FHLMC REMIC, Series 2091, Class PG, 6.000%, 11/15/2028	2,405
10,559		FHLMC REMIC, Series 2647, Class A, 3.250%, 4/15/2032	10,004
1,968		FHLMC REMIC, Series 2694, Class BA, 4.000%, 6/15/2031	1,956
256,355	[1]	FHLMC REMIC, Series 3117, Class FE, 5.744% (30-DAY AVERAGE SOFR +0.414%), 2/15/2036	251,793
30,430	[1]	FHLMC REMIC, Series 3152, Class WF, 5.904% (30-DAY AVERAGE SOFR +0.574%), 2/15/2034	30,037
87,039	[1]	FHLMC REMIC, Series 3317, Class F, 5.844% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	85,421
40,466	[1]	FHLMC REMIC, Series 3542, Class NF, 6.194% (30-DAY AVERAGE SOFR +0.864%), 7/15/2036	40,250
4,916,114	[1]	FHLMC REMIC, Series KF95, Class AL, 5.696% (30-DAY AVERAGE SOFR +0.374%), 11/25/2030	4,896,009
73,719		FHLMC REMIC, Series T-51, Class 1A, 6.500%, 9/25/2043	74,909
132,430	[1]	FHLMC REMIC, Series 3556, Class FA, 6.354% (30-DAY AVERAGE SOFR +1.024%), 7/15/2037	132,548
		TOTAL	5,525,332
		Federal National Mortgage Association— 0.4%
16,918		FNMA REMIC, Series 1997-81, Class PD, 6.350%, 12/18/2027	17,044
14,921	[1]	FNMA REMIC, Series 2002-52, Class FG, 5.944% (30-DAY AVERAGE SOFR +0.614%), 9/25/2032	14,834
1,784		FNMA REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	1,742
61,387	[1]	FNMA REMIC, Series 2006-44, Class FK, 5.874% (30-DAY AVERAGE SOFR +0.544%), 6/25/2036	60,668
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal National Mortgage Association— continued
$342,936	[1]	FNMA REMIC, Series 2007-97, Class FE, 5.894% (30-DAY AVERAGE SOFR +0.564%), 7/25/2037	$337,439
42,905	[1]	FNMA REMIC, Series 2008-69, Class FB, 6.444% (30-DAY AVERAGE SOFR +1.114%), 6/25/2037	42,902
95,588	[1]	FNMA REMIC, Series 2009-69, Class F, 6.294% (30-DAY AVERAGE SOFR +0.964%), 4/25/2037	95,411
140,390	[1]	FNMA REMIC, Series 2010-74, Class AF, 5.984% (30-DAY AVERAGE SOFR +0.654%), 7/25/2037	138,425
91,068	[1]	FNMA REMIC, Series 2011-17, Class FP, 5.894% (30-DAY AVERAGE SOFR +0.564%), 3/25/2041	89,871
776,369	[1]	FNMA REMIC, Series 2012-1, Class PF, 5.844% (30-DAY AVERAGE SOFR +0.514%), 2/25/2042	756,910
638,424	[1]	FNMA REMIC, Series 2017-24, Class FB, 5.794% (30-DAY AVERAGE SOFR +0.464%), 4/25/2047	619,530
3,462,793	[1]	FNMA REMIC, Series 2020-68, Class FB, 5.744% (30-DAY AVERAGE SOFR +0.414%), 10/25/2060	3,287,078
5,457	[1]	FNMA, Class FB, 5.944% (30-DAY AVERAGE SOFR +0.614%), 8/25/2039	5,404
		TOTAL	5,467,258
		Government National Mortgage Association— 0.1%
508,794	[1]	GNMA REMIC, Series 2013-H16, Class FA, 5.977% (CME Term SOFR 1 Month +0.654%), 7/20/2063	508,275
373,249	[1]	GNMA REMIC, Series 2013-H17, Class FA, 5.987% (CME Term SOFR 1 Month +0.664%), 7/20/2063	373,012
		TOTAL	881,287
		Non-Agency Mortgage— 0.4%
1,835		Banc of America Mortgage Securities 2003-B, Class 2A2, 5.614%, 3/25/2033	1,698
3,776,453		Chase Mortgage Finance Corp. 2023-1, Class A4, 6.000%, 6/25/2054	3,731,818
2,064		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.250%, 12/25/2033	1,976
61,437		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 5.389%, 9/25/2034	44,046
520,242		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	421,179
374,769		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	300,665
6,163		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.500%, 9/15/2024	6,146
157,818	[1]	Washington Mutual 2006-AR15, Class 1A, 5.928% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	139,808
166,384	[1]	Washington Mutual 2006-AR17, Class 1A, 4.393% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	139,539
		TOTAL	4,786,875
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $17,155,750)	16,660,752
	[1]	AGENCY RISK TRANSFER SECURITY— 0.3%
4,000,000		FNMA CAS 2023-R08, Series 2023-R08, Class 1M2, 7.821% (30-DAY AVERAGE SOFR +2.500%), 10/25/2043 (IDENTIFIED COST $4,000,000)	4,106,733
	[1]	ADJUSTABLE RATE MORTGAGES— 0.0%
		Federal Home Loan Mortgage Corporation— 0.0%
1,035		FHLMC ARM, 5.349%, 11/1/2030	1,041
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES— continued
		Federal Home Loan Mortgage Corporation— continued
$132,367		FHLMC ARM, 6.027%, 3/1/2033	$132,436
		TOTAL	133,477
		Federal National Mortgage Association— 0.0%
139,418		FNMA ARM, 4.380%, 8/1/2033	135,434
113,692		FNMA ARM, 4.925%, 5/1/2034	110,921
5,995		FNMA ARM, 4.942%, 10/1/2027	5,934
58,675		FNMA ARM, 4.953%, 4/1/2028	57,977
47,499		FNMA ARM, 6.489%, 5/1/2040	47,391
		TOTAL	357,657
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $503,607)	491,134
		INVESTMENT COMPANIES— 9.0%
1,096,200		Federated Hermes Government Obligations Fund, Premier Shares, 5.22%[4]	1,096,200
87,382,048		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.34%[4]	87,382,048
4,109,010	[5]	High Yield Bond Core Fund	22,476,287
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $111,184,819)	110,954,535
		TOTAL INVESTMENT IN SECURITIES—105.0% (IDENTIFIED COST $1,305,698,310)[6]	1,288,449,811
		OTHER ASSETS AND LIABILITIES - NET—(5.0)%[7]	(61,606,474)
		TOTAL NET ASSETS—100%	$1,226,843,337
Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Annual Shareholder Report

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2024, were as follows:
Affiliates	Value as of 4/30/2023	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$5,912,739	$368,180	$(6,312,986)
Federated Hermes Government Obligations Fund, Premier Shares*	$1,445,448	$139,094,735	$(139,443,983)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$38,362,130	$716,211,546	$(667,197,361)
High Yield Bond Core Fund	$—	$22,694,411	$—
TOTAL OF AFFILIATED TRANSACTIONS	$45,720,317	$878,368,872	$(812,954,330)
Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 4/30/2024	Shares Held as of 4/30/2024	Dividend Income
$1,043,196	$(1,011,129)	$—	—	$368,192
$—	$—	$1,096,200	1,096,200	$161,306
$(10,799)	$16,532	$87,382,048	87,382,048	$2,418,341
$(218,124)	$—	$22,476,287	4,109,010	$447,623
$814,273	$(994,597)	$110,954,535	92,587,258	$3,395,462

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Floating/adjustable note with current rate and current maturity or next reset date shown.
Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation
Committee”).

3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	7-day net yield.
5	The High Yield Bond Core Fund is a diversified portfolio of below investment grade bonds.
6	Also represents cost of investments for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of April 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$551,922,959	$0	$551,922,959
Corporate Bonds	—	454,792,716	—	454,792,716
Mortgage-Backed Securities	—	59,296,587	—	59,296,587
U.S. Treasuries	—	58,446,810	—	58,446,810
Commercial Mortgage-Backed Securities	—	31,777,585	—	31,777,585
Collateralized Mortgage Obligations	—	16,660,752	—	16,660,752
Agency Risk Transfer Security	—	4,106,733	—	4,106,733
Adjustable Rate Mortgages	—	491,134	—	491,134
Investment Companies	110,954,535	—	—	110,954,535
TOTAL SECURITIES	$110,954,535	$1,177,495,276	$0	$1,288,449,811

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CAS	—Connecticut Avenue Securities
CMT	—Constant Maturity Treasury
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended April 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.28	$8.36	$8.70	$8.52	$8.49
Income From Investment Operations:
Net investment income (loss)[1]	0.26	0.13	0.08	0.11	0.18
Net realized and unrealized gain (loss)	0.06	(0.06)	(0.33)	0.20	0.03
Total From Investment Operations	0.32	0.07	(0.25)	0.31	0.21
Less Distributions:
Distributions from net investment income	(0.26)	(0.13)	(0.08)	(0.12)	(0.18)
Distributions from net realized gain	—	(0.02)	(0.01)	(0.01)	—
Total Distributions	(0.26)	(0.15)	(0.09)	(0.13)	(0.18)
Net Asset Value, End of Period	$8.34	$8.28	$8.36	$8.70	$8.52
Total Return[2]	3.94%	0.86%	(2.94)%	3.56%	2.44%
Ratios to Average Net Assets:
Net expenses[3]	0.63%	0.63%	0.63%	0.62%	0.79%
Net investment income	3.10%	1.53%	0.91%	1.23%	2.05%
Expense waiver/reimbursement[4]	0.08%	0.08%	0.07%	0.09%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$148,824	$220,337	$453,924	$632,973	$91,446
Portfolio turnover[5]	58%	27%	37%	20%	39%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended April 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.28	$8.36	$8.70	$8.52	$8.49
Income From Investment Operations:
Net investment income (loss)[1]	0.29	0.15	0.10	0.14	0.21
Net realized and unrealized gain (loss)	0.05	(0.06)	(0.33)	0.19	0.03
Total From Investment Operations	0.34	0.09	(0.23)	0.33	0.24
Less Distributions:
Distributions from net investment income	(0.28)	(0.15)	(0.10)	(0.14)	(0.21)
Distributions from net realized gain	—	(0.02)	(0.01)	(0.01)	—
Total Distributions	(0.28)	(0.17)	(0.11)	(0.15)	(0.21)
Net Asset Value, End of Period	$8.34	$8.28	$8.36	$8.70	$8.52
Total Return[2]	4.21%	1.12%	(2.70)%	3.82%	2.87%
Ratios to Average Net Assets:
Net expenses[3]	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	3.44%	1.82%	1.16%	1.57%	2.47%
Expense waiver/reimbursement[4]	0.12%	0.11%	0.10%	0.11%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$877,551	$795,779	$1,152,478	$1,131,124	$960,898
Portfolio turnover[5]	58%	27%	37%	20%	39%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended April 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.27	$8.35	$8.69	$8.52	$8.48
Income From Investment Operations:
Net investment income (loss)[1]	0.26	0.13	0.08	0.11	0.19
Net realized and unrealized gain (loss)	0.07	(0.06)	(0.33)	0.18	0.04
Total From Investment Operations	0.33	0.07	(0.25)	0.29	0.23
Less Distributions:
Distributions from net investment income	(0.26)	(0.13)	(0.08)	(0.11)	(0.19)
Distributions from net realized gain	—	(0.02)	(0.01)	(0.01)	—
Total Distributions	(0.26)	(0.15)	(0.09)	(0.12)	(0.19)
Net Asset Value, End of Period	$8.34	$8.27	$8.35	$8.69	$8.52
Total Return[2]	4.05%	0.83%	(2.97)%	3.41%	2.70%
Ratios to Average Net Assets:
Net expenses[3]	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	3.08%	1.54%	0.88%	1.30%	2.19%
Expense waiver/reimbursement[4]	0.09%	0.10%	0.08%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$99,190	$148,587	$208,121	$304,881	$337,987
Portfolio turnover[5]	58%	27%	37%	20%	39%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended April 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.28	$8.36	$8.70	$8.53	$8.49
Income From Investment Operations:
Net investment income (loss)[1]	0.28	0.16	0.10	0.14	0.21
Net realized and unrealized gain (loss)	0.08	(0.06)	(0.33)	0.18	0.04
Total From Investment Operations	0.36	0.10	(0.23)	0.32	0.25
Less Distributions:
Distributions from net investment income	(0.29)	(0.16)	(0.10)	(0.14)	(0.21)
Distributions from net realized gain	—	(0.02)	(0.01)	(0.01)	—
Total Distributions	(0.29)	(0.18)	(0.11)	(0.15)	(0.21)
Net Asset Value, End of Period	$8.35	$8.28	$8.36	$8.70	$8.53
Total Return[2]	4.36%	1.15%	(2.67)%	3.72%	3.02%
Ratios to Average Net Assets:
Net expenses[3]	0.34%	0.34%	0.34%	0.34%	0.34%
Net investment income	3.38%	1.88%	1.20%	1.59%	2.48%
Expense waiver/reimbursement[4]	0.08%	0.08%	0.07%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$101,278	$163,359	$179,549	$205,293	$147,771
Portfolio turnover[5]	58%	27%	37%	20%	39%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2024

Assets:
Investment in securities, at value including $1,056,055 of securities loaned and $110,954,535 of investments in affiliated holdings* (identified cost $1,305,698,310, including $111,184,819 of identified cost in affiliated holdings)	$1,288,449,811
Income receivable	6,362,452
Income receivable from affiliated holdings	459,004
Receivable for shares sold	1,044,956
Total Assets	1,296,316,223
Liabilities:
Payable for investments purchased	65,663,444
Payable for shares redeemed	2,081,586
Payable to bank	1,517
Payable for collateral due to broker for securities lending (Note 2)	1,096,200
Income distribution payable	340,440
Payable for investment adviser fee (Note 5)	6,810
Payable for administrative fee (Note 5)	2,594
Payable for Directors’/Trustees’ fees (Note 5)	1,207
Payable for other service fees (Notes 2 and 5)	52,359
Accrued expenses (Note 5)	226,729
Total Liabilities	69,472,886
Net assets for 147,052,196 shares outstanding	$1,226,843,337
Net Assets Consist of:
Paid-in capital	$1,302,894,446
Total distributable earnings (loss)	(76,051,109)
Total Net Assets	$1,226,843,337
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($148,823,872 ÷ 17,836,572 shares outstanding), no par value, unlimited shares authorized	$8.34
Offering price per share (100/99.00 of $8.34)	$8.42
Redemption proceeds per share	$8.34
Institutional Shares:
Net asset value per share ($877,551,012 ÷ 105,186,593 shares outstanding), no par value, unlimited shares authorized	$8.34
Offering price per share	$8.34
Redemption proceeds per share	$8.34
Service Shares:
Net asset value per share ($99,190,265 ÷ 11,899,200 shares outstanding), no par value, unlimited shares authorized	$8.34
Offering price per share	$8.34
Redemption proceeds per share	$8.34
Class R6 Shares:
Net asset value per share ($101,278,188 ÷ 12,129,831 shares outstanding), no par value, unlimited shares authorized	$8.35
Offering price per share	$8.35
Redemption proceeds per share	$8.35

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended April 30, 2024

Investment Income:
Interest	$44,244,533
Dividends received from affiliated holdings*	3,234,156
Net income on securities loaned (includes $161,306 earned from affiliated holdings related to cash collateral balances*) (Note 2)	11,566
TOTAL INCOME	47,490,255
Expenses:
Investment adviser fee (Note 5)	3,662,279
Administrative fee (Note 5)	982,651
Custodian fees	49,102
Transfer agent fees (Note 2)	844,602
Directors’/Trustees’ fees (Note 5)	7,084
Auditing fees	32,162
Legal fees	11,393
Portfolio accounting fees	204,868
Other service fees (Notes 2 and 5)	714,129
Share registration costs	103,107
Printing and postage	113,183
Miscellaneous (Note 5)	30,402
TOTAL EXPENSES	6,754,962
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(1,011,309)
Reimbursement of other operating expenses (Notes 2 and 5)	(312,246)
TOTAL WAIVER AND REIMBURSEMENTS	(1,323,555)
Net expenses	5,431,407
Net investment income	42,058,848
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including net realized loss of $(994,597) on sales of investments in affiliated holdings*)	(20,123,976)
Net realized loss on futures contracts	(4,815,071)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $814,273 on investments in affiliated holdings*)	37,362,609
Net change in unrealized appreciation of futures contracts	(3,556,181)
Net realized and unrealized gain (loss) on investments and futures contracts	8,867,381
Change in net assets resulting from operations	$50,926,229

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended April 30	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$42,058,848	$27,362,786
Net realized gain (loss)	(24,939,047)	(32,828,778)
Net change in unrealized appreciation/depreciation	33,806,428	17,164,014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	50,926,229	11,698,022
Distributions to Shareholders:
Class A Shares	(5,465,145)	(5,451,023)
Class A2 Shares[1]	—	(1)
Institutional Shares	(28,030,915)	(18,291,825)
Service Shares	(3,440,882)	(3,037,916)
Class R6 Shares	(5,034,921)	(3,546,785)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(41,971,863)	(30,327,550)
Share Transactions:
Proceeds from sale of shares	456,448,734	605,116,485
Net asset value of shares issued to shareholders in payment of distributions declared	38,501,422	28,613,283
Cost of shares redeemed	(605,122,728)	(1,281,110,464)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(110,172,572)	(647,380,696)
Change in net assets	(101,218,206)	(666,010,224)
Net Assets:
Beginning of period	1,328,061,543	1,994,071,767
End of period	$1,226,843,337	$1,328,061,543

1	Class A2 Shares were liquidated on August 18, 2023.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
April 30, 2024
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Short-Term Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide current income.
On August 18, 2023, the Fund’s Class A2 Shares were liquidated.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation
Annual Shareholder Report

committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the
Annual Shareholder Report

NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $1,323,555 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended April 30, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$89,967	$—
Institutional Shares	638,477	(298,968)
Service Shares	98,827	(13,278)
Class R6 Shares	17,331	—
TOTAL	$844,602	$(312,246)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. Prior to their liquidation on August 18, 2023, the Class A2 Shares were also subject to these fees.
For the year ended April 30, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$439,953
Service Shares	274,176
TOTAL	$714,129
Annual Shareholder Report

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended April 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage currency and duration risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
During the year ended April 30, 2024, the Fund held no futures contracts.
The average notional value of long futures contracts held by the Fund throughout the period was $137,987,741. This is based on amounts held as of each month-end throughout the fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the
Annual Shareholder Report

market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero.
The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2024, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$1,056,055	$1,096,200
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended April 30, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(4,815,071)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(3,556,181)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 4/30/2024		Year Ended 4/30/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,589,319	$21,521,593	3,595,915	$29,722,705
Shares issued to shareholders in payment of distributions declared	654,899	5,440,400	659,195	5,437,851
Shares redeemed	(12,014,807)	(99,555,007)	(31,948,617)	(263,886,704)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(8,770,589)	$(72,593,014)	(27,693,507)	$(228,726,148)
	Year Ended 4/30/2024		Year Ended 4/30/2023
Class A2 Shares:[1]	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(12)	(95)	—	—
NET CHANGE RESULTING FROM CLASS A2 SHARE TRANSACTIONS	(12)	$(95)	—	$—
Annual Shareholder Report

	Year Ended 4/30/2024		Year Ended 4/30/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	42,903,490	$356,141,784	60,861,680	$502,453,190
Shares issued to shareholders in payment of distributions declared	3,074,533	25,562,358	2,108,734	17,397,731
Shares redeemed	(36,901,681)	(306,065,750)	(104,763,285)	(866,623,222)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	9,076,342	$75,638,392	(41,792,871)	$(346,772,301)
	Year Ended 4/30/2024		Year Ended 4/30/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,181,319	$9,782,494	2,221,122	$18,322,560
Shares issued to shareholders in payment of distributions declared	349,789	2,902,677	319,622	2,632,452
Shares redeemed	(7,591,106)	(62,694,865)	(9,498,872)	(78,306,494)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(6,059,998)	$(50,009,694)	(6,958,128)	$(57,351,482)
	Year Ended 4/30/2024		Year Ended 4/30/2023
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	8,301,873	$69,002,863	6,626,957	$54,618,030
Shares issued to shareholders in payment of distributions declared	553,248	4,595,987	381,380	3,145,249
Shares redeemed	(16,445,163)	(136,807,011)	(8,758,565)	(72,294,044)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(7,590,042)	$(63,208,161)	(1,750,228)	$(14,530,765)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(13,344,299)	$(110,172,572)	(78,194,734)	$(647,380,696)

1	Class A2 Shares were liquidated on August 18, 2023.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2024 and 2023, was as follows:
	2024	2023
Ordinary income[1]	$41,971,863	$27,869,683
Long-term capital gains	$—	$2,457,867

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Annual Shareholder Report

As of April 30, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$183,311
Net unrealized depreciation	$(17,248,499)
Capital loss carryforwards	$(58,985,921)
TOTAL	$(76,051,109)
At April 30, 2024, the cost of investments for federal tax purposes was $1,305,698,310. The net unrealized depreciation of investments for federal tax purposes was $17,248,499. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $2,495,546 and unrealized depreciation from investments for those securities having an excess of cost over value of $19,744,045. The amounts presented are inclusive of derivative contracts.
As of April 30, 2024, the Fund had a capital loss carryforward of $58,985,921 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$12,798,817	$46,187,104	$58,985,921
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.29% of the Fund’s average daily net assets. Prior to July 1, 2023 the investment adviser fee was 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended April 30, 2024, the Adviser voluntarily waived $963,151 of its fee and voluntarily reimbursed $312,246 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended April 30, 2024, the Adviser reimbursed $48,158.
Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets, annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Prior to their liquidation on August 18, 2023, the Class A2 Shares were also subject to the Plan at up to 0.25% of average daily net assets of Class A2 Shares.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended April 30, 2024, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended April 30, 2024, the Fund did not retain any sales charges.

Other Service Fees
For the year ended April 30, 2024, FSSC received $18,365 of the other service fees disclosed in Note 2.
Annual Shareholder Report

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.65%, 0.37%, 0.65% and 0.34% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended April 30, 2024, were as follows:
Purchases	$516,616,514
Sales	$742,555,286
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023, which was renewed on June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2024, the Fund had no outstanding loans. During the year ended April 30, 2024, the Fund did not utilize the LOC.
Annual Shareholder Report

8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2024, there were no outstanding loans. During the year ended April 30, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended April 30, 2024, 99.99% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED HERMES SHORT-TERM INCOME FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Short-Term Income Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Income Securities Trust (the “Trust”)), including the portfolio of investments, as of April 30, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Income Securities Trust) at April 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report

We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
June 21, 2024
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,033.10	$3.18
Institutional Shares	$1,000	$1,034.40	$1.87
Service Shares	$1,000	$1,034.30	$3.29
Class R6 Shares	$1,000	$1,035.80	$1.72
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.73	$3.17
Institutional Shares	$1,000	$1,023.02	$1.86
Service Shares	$1,000	$1,021.63	$3.27
Class R6 Shares	$1,000	$1,023.17	$1.71

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.63%
Institutional Shares	0.37%
Service Shares	0.65%
Class R6 Shares	0.34%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2023, the Trust comprised seven portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 101 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about the Trust and the Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 2000
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Director and Vice President, Federated Hermes, Inc.; President,
Director/Trustee and CEO, Federated Advisory Services Company,
Federated Equity Management Company of Pennsylvania, Federated
Global Investment Management Corp., Federated Investment
Counseling, Federated Investment Management Company, and
Federated MDTA LLC; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and CEO of Passport
Research, Ltd.; Director and President, Technology, Federated
Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee and Chair of the Board of
Directors or Trustees of the Federated Hermes Fund Family; formerly,
Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Member of the Compensation Committee, Equifax, Inc.; Lead
Director, Member of the Audit and Nominating and Corporate
Governance Committees, Haverty Furniture Companies, Inc.; formerly,
Director, Member of Governance and Compensation Committees,
Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor of Law, Emerita, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as Director of the Office of Church Relations and later as Associate General Secretary for the Diocese of Pittsburgh, a
member of the Superior Court of Pennsylvania and as a Professor of
Law, Duquesne University School of Law. Judge Lally-Green was
appointed by the Supreme Court of Pennsylvania and previously served on the Supreme Court’s Board of Continuing Judicial
Education and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green was then appointed by the Supreme
Court of Pennsylvania and currently serves on the Judicial Ethics
Advisory Board. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director, CNX Resources
Corporation (natural gas). Judge Lally-Green has held the positions of:
Director, Auberle; Director, Epilepsy Foundation of Western and
Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director,
Saint Thomas More Society; Director and Chair, Catholic High Schools
of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute;
Director, Saint Vincent College; Director and Chair, North Catholic
High School, Inc.; Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.; and Director and Vice Chair, Saint
Francis University.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee and Chair of the Audit
Committee of the Federated Hermes Fund Family; Sole Proprietor,
Navigator Management Company (investment and strategic
consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and Director, The
Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs,
General Counsel and Secretary of Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary of Board of Directors and Director of Risk Management and
Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of
Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC Mercy
Hospital, and as a member of the Board of Directors of Catholic
Charities, Pittsburgh.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal
Officer, University of Pittsburgh and Executive Vice President and
Chief Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX
Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: November 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Jeremy D. Boughton Birth Date: September 29, 1976 TREASURER Officer since: March 2024
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services, Federated Administrative Services, Inc.,
Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company and Federated MDTA, LLC.
Formerly, Controller, Federated Hermes, Inc. and Financial and
Operations Principal for Federated Securities Corp. Mr. Boughton has
received the Certified Public Accountant designation.
Previous Positions: Senior Vice President and Assistant Treasurer,
Federated Investors Management Company; Treasurer, Federated
Investors Trust Company; Assistant Treasurer, Federated
Administrative Services, Federated Administrative Services, Inc.,
Federated Securities Corp., Federated Advisory Services Company,
Federated Equity Management Company of Pennsylvania, Federated
Global Investment Management Corp., Federated Investment
Counseling, Federated Investment Management Company, Federated
MDTA, LLC and Federated Hermes (UK) LLP, as well as other
subsidiaries of Federated Hermes, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes,
Inc. in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated
Hermes’ taxable fixed-income products in 2004 and also serves as a
Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice
President of the Fund’s Adviser in 2009 and served as a Senior Vice
President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his
M.S. in Industrial Administration from Carnegie Mellon University.

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Evaluation and Approval of Advisory Contract–May 2023
FEDERATED HERMES SHORT-TERM INCOME FUND (THE “FUND”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
Annual Shareholder Report

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Annual Shareholder Report

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the
Annual Shareholder Report

Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain
Annual Shareholder Report

Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered in the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the
Annual Shareholder Report

Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. In 2023, the Board approved a reduction of 1 basis point in the contractual advisory fee, such reduction to be effective July 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Annual Shareholder Report

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information
Annual Shareholder Report

security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Income Securities Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Short-Term Income Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
Annual Shareholder Report

the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
■ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
■ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Short-Term Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C795
CUSIP 31420C787
CUSIP 31420C209
CUSIP 31420C563
32957 (6/24)
© 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Thomas M. O'Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 – $245,794

Fiscal year ended 2023 - $235,979

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $32,802 and $73,033 respectively. Fiscal year ended 2024- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2023- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2024 - $203,276

Fiscal year ended 2023 - $388,251

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)	Not Applicable
(b)	Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Income Securities Trust

By /S/ Jeremy D. Boughton

Jeremy D. Boughton, Principal Financial Officer

Date June 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date June 21, 2024

By /S/ Jeremy D. Boughton

Jeremy D. Boughton, Principal Financial Officer

Date June 21, 2024